-------------------------------------------------------------------------------

    As filed with the Securities and Exchange Commission on September 23, 1999.
                                                              File No. 33-60702


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                        [ ]
                                    ----
         Post-Effective Amendment No. 9                     [X]
                                     ----


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 34                                   [X]
                      ----


                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                            Marianne O'Doherty, ESQ.
                                  HARTFORD LIFE
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
     ----
       X  on October 1, 1999 pursuant to paragraph (b) of Rule 485
     ----
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ----
          on ___________, 1998 pursuant to paragraph (a)(1) of Rule 485
     ----
          this post-effective amendment designates a new effective date ---- for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)


       N-4 Item No.                              Prospectus Heading
------------------------------------          --------------------------------
1.    Cover Page                              Hartford Life and Annuity
                                              Insurance Company, The Separate
                                              Account

2.    Definitions                             Definitions

3.    Synopsis or Highlights                  Highlights

4.    Condensed Financial                     Accumulation Unit Values
      Information

5.    General Description of                  General Contract Information
      Registrant

6.    Deductions                              The Contract: Charges and Fees

7.    General Description of                  The Contract
      Annuity Contracts

8.    Annuity Period                          Annuity Payouts

9.    Death Benefit                           The Contract: Death Benefit

10.   Purchases and Contract Value            The Contract

11.   Redemptions                             The Contract: Surrenders

12.   Taxes                                   Federal Tax Considerations

13.   Legal Proceedings                       Other Information: Legal Matters
                                              Experts

14.   Table of Contents of the                Table of Contents to
      Statement of Additional                 Statement of Additional
      Information                             Information Hartford

15.   Cover Page                              Part B; Statement of Additional
                                              Information

16.   Table of Contents                       Table of Contents

17.   General Information and History         Description of Hartford Life
                                              and Annuity Insurance Company

18.   Services                                None

19.   Purchase of Securities                  Distribution of Contracts
      being Offered

20.   Underwriters                            Distribution of Contracts

21.   Calculation of Performance Data         Calculation of Yield and Return

22.   Annuity Payments                        Annuity Payouts

23.   Financial Statements                    Financial Statements

24.   Financial Statements and                Financial Statements and
      Exhibits                                Exhibits

25.   Directors and Officers of the           Directors and Officers of the
      Depositor                               Depositor

26.   Persons Controlled by or Under          Persons Controlled by or Under
      Common Control with the                 Common Control with the Depositor
      Depositor or Registrant                 or Registrant

27.   Number of Contract Owners               Number of Contract Owners

28.   Indemnification                         Indemnification

29.   Principal Underwriters                  Principal Underwriters

30.   Location of Accounts and                Location of Accounts and Records
      Records

31.   Management Services                     Management Services

32.   Undertakings                            Undertakings

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Putnam Capital Manager
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
P. O. BOX 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-521-0538

This Prospectus describes information you should know before you purchase Series III, Series IV of Putnam Capital Manager variable annuity. Please read it carefully.

Putnam Capital Manager variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

-    Flexible, because you may add Premium Payments at any time.
- Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.
- Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

The Sub-Accounts and the Funds are listed below:


- Putnam Asia Pacific Growth Sub-Account which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust
- Putnam Diversified Income Sub-Account which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust
- The George Putnam Fund of Boston Sub-Account which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust
- Putnam Global Asset Allocation Sub-Account which purchases Class IA shares of of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- Putnam Global Growth Sub-Account which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust
- Putnam Growth and Income Sub-Account which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust
- Putnam Health Sciences Sub-Account which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust
- Putnam High Yield Sub-Account which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust
- Putnam Income Sub-Account (formerly Putnam U.S. Government and High Quality Bond Sub-Account) which purchases Class IA shares of Putnam VT Income Fund (formerly Putnam VT U.S. Government and High Quality Bond Fund) of Putnam Variable Trust
- Putnam International Growth Sub-Account which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust
- Putnam International Growth and Income Sub-Account which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust
- Putnam International New Opportunities Sub-Account which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust
- Putnam Investors Sub-Account which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust
- Putnam Money Market Sub-Account which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust
- Putnam New Opportunities Sub-Account which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust
- Putnam New Value Sub-Account which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust
- Putnam OTC & Emerging Growth Sub-Account which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust
- Putnam Research Sub-Account which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust
- Putnam Small Cap Value Sub-Account which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust
- Putnam Utilities Growth and Income Sub-Account which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust
- Putnam Vista Sub-Account which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust
- Putnam Voyager Sub-Account which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust

If you purchase Series III or Series IV, you may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:
-    A bank deposit or obligation
-    Federally insured
-    Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.


Prospectus Dated: October 1, 1999
Statement of Additional Information Dated: October 1, 1999

                                   TABLE OF CONTENTS

Definitions.....................................................................6


Fee Table.................................................................9,13,17


Annual Fund Operating Expenses............................................9,13,17


Accumulation Unit Values.......................................................21


Highlights.....................................................................26


General Contract Information...................................................28
         Hartford Life and Annuity Insurance Company...........................28
         The Separate Account..................................................29
         The Funds.............................................................29



Performance Related Information................................................34



The Fixed Accumulation Feature.................................................35



The Contract...................................................................37
         Purchases and Contract Value..........................................37
         Charges and Fees......................................................41
         Death Benefit.........................................................45
         Surrenders............................................................48


Annuity Payouts................................................................50


Other Programs Available.......................................................54


Other Information..............................................................55
         Year 2000.............................................................56


                                       4

         Legal Matters and Experts.............................................58
         More Information......................................................59

         Federal Tax Considerations............................................59
         General
         Taxation of Hartford and the Separate Account.........................59
         Taxation of Annuities -- General Provisions Affecting Purchasers
         Other Than Qualified Retirement Plans.................................60
         Federal Income Tax Withholding........................................67
         General Provisions Affecting Qualified Retirement Plans...............67
         Annuity Purchases By Nonresident Aliens and Foreign Corporations......67

Appendix I - Series III of Putnam Capital Manager variable annuity.............68
Appendix II - Series IV of Putnam Capital Manager variable annuity.............70
Appendix III - Information Regarding Tax-Qualified Plans.......................72



Table of Contents to Statement of Additional Information.......................77

                                   Definitions

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

Account:  Any of the Sub-Accounts or Fixed Accumulation.

Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.

Administrative Office of the Company: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

Annual Maintenance Fee: An annual $25 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

Annual Withdrawal Amount: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

Annuitant: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

Annuity Commencement Date: The date we start to make Annuity Payouts.

Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.

Beneficiary: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Commuted Value: The present value of any remaining guaranteed Annuity Payouts.

Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

Contingent Deferred Sales Charge: The deferred sales charge that may apply when you make a full or partial Surrender.

Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

Contract Owner or you: The owner or holder of this Annuity. We do not capitalize "you" in the prospectus.

Contract Value: The total value of the Accounts on any Valuation Day.

Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

Death Benefit: The amount payable after the Contract Owner or the Annuitant dies.

Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.

Fixed Accumulation Feature: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

General Account: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

Hartford, we or our: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

Maximum Anniversary Value: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier. This is not available in Series III or Series IV.

Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.


Optional Death Benefit Rider: This is an amendment to your contract which if you elect it, allows you to add new Death Benefit calculations to your contract and modify the spousal contract continuation provision of your annuity. To elect the Optional Death Benefit Rider you will have to pay an additional charge on a daily basis which is equal to an annual charge of
 .15% of your Contract Value, invested in the Funds.


Payee:  The person or party you designate to receive Annuity Payouts.

Premium Payment: Money sent to us to be invested in your Annuity.

Premium Tax: A tax charged by a state or municipality on Premium Payments.

Required Minimum Distribution: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

Surrender:  A complete or partial withdrawal from your Contract.

Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                           PUTNAM CAPITAL MANAGER III

                                                   FEE TABLE
                                                    SUMMARY

CONTRACT OWNER TRANSACTION EXPENSES (ALL SUB-ACCOUNTS)

Sales Load Imposed on Purchases (as a percentage of Premium Payments)...............            None
Exchange Fee........................................................................              $0
Deferred Sales Load (as a percentage of amounts withdrawn)
      First Year (1)................................................................              7%
      Second Year...................................................................              6%
      Third Year....................................................................              5%
      Fourth Year...................................................................              4%
      Fifth Year....................................................................              3%
      Sixth Year....................................................................              2%
      Seventh Year..................................................................              1%
      Eighth Year...................................................................              0%
Annual Maintenance Fee (2)..........................................................             $25
Annual Expenses-Separate Account (as percentage of average account value)
      Mortality and Expense Risk....................................................           1.25%
      Administration Fees...........................................................           0.15%
      Total Separate Account Annual Expenses........................................           1.40%
Optional Death Benefit Rider:
      Optional Death Benefit Rider Charge (as a percentage of Sub-Account Value)....           0.15%
      Total Separate Account Annual Expenses with Optional Death Benefit Rider......           1.55%


(1)  Length of time from premium payment.


(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge.

The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.05% annual charge.


                                         ANNUAL FUND OPERATING EXPENSES
                                        (as a percentage of net assets)


                                                                                                    TOTAL FUND
                                                                  MANAGEMENT         OTHER           OPERATING
                                                                     FEES           EXPENSES         EXPENSES
Putnam VT Asia Pacific Growth Fund                                   0.80%           0.32%           1.12%
Putnam VT Diversified Income Fund                                    0.67%           0.11%           0.78%
Putnam VT The George Putnam Fund of Boston(1)(2)                     0.49%           0.36%           0.85%
Putnam VT Global Asset Allocation Fund                               0.65%           0.13%           0.78%
Putnam VT Global Growth Fund                                         0.60%           0.12%           0.72%
Putnam VT Growth and Income Fund                                     0.46%           0.04%           0.50%


                                       9

Putnam VT Health Sciences Fund(1)(2)                                  0.56%           0.34%           0.90%
Putnam VT High Yield Fund                                             0.64%           0.07%           0.71%
Putnam VT International Growth Fund                                   0.80%           0.27%           1.07%
Putnam VT International Growth and Income Fund                        0.80%           0.19%           0.99%
Putnam VT International New Opportunities Fund(2)                     1.18%           0.42%           1.60%
Putnam VT Investors Fund(1)(2)                                        0.52%           0.33%           0.85%
Putnam VT Money Market Fund                                           0.45%           0.08%           0.53%
Putnam VT New Opportunities Fund                                      0.56%           0.05%           0.61%
Putnam VT New Value Fund                                              0.70%           0.11%           0.81%
Putnam VT OTC & Emerging Growth Fund(1)(2)                            0.56%           0.34%           0.90%
Putnam VT Income Fund (formerly Putnam VT U.S.                        0.60%           0.07%           0.67%
   Government and High Quality Bond Fund)
Putnam VT Utilities Growth and Income Fund                            0.65%           0.07%           0.72%
Putnam VT Vista Fund                                                  0.65%           0.12%           0.77%
Putnam VT Voyager Fund                                                0.54%           0.04%           0.58%
Putnam VT Research Fund(1)(2)                                         0.37%           0.48%           0.85%
Putnam VT Small Cap Value Fund(1)                                     0.80%           0.59%           1.39%


(1)  Based on estimated expenses for the first fiscal year.
(2) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have:


                                                                                                    TOTAL FUND
                                                                  MANAGEMENT         OTHER           OPERATING
                                                                     FEES           EXPENSES         EXPENSES
Putnam VT The George Putnam Fund of Boston                            0.65%           0.36%           1.01%
Putnam VT Health Sciences Fund                                        0.70%           0.34%           1.04%
Putnam VT International New Opportunities Fund                        1.20%           0.42%           1.62%
Putnam VT Investors Fund                                              0.65%           0.33%           0.98%
Putnam VT OTC & Emerging Growth Fund                                  0.70%           0.34%           1.04%
Putnam VT Research Fund                                               0.65%           0.48%           1.13%

         EXAMPLE PCM III
                     This Example assumes you did not select the Optional Death Benefit Rider.
-------------------- ------------------------------------ ----------------------------------- --------------------------------------
                     If you surrender your Contract at    If you annuitize your Contract at   If you do not surrender your Contract,
                     the end of the applicable time       the end of the applicable time      you would pay the following expenses
                     period, you would pay the            period, you would pay the           on a $1,000 investment, assuming a
                     following expenses on a $1,000       following expenses on a $1,000      5% annual return on assets:
                     investment, assuming a 5% annual     investment, assuming a 5%
                     annual return on assets:             return on assets:
-------------------- -------- -------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
SUB-ACCOUNT          1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS   5 YEARS 10 YEARS  1 YEAR  3 YEARS   5 YEARS   10 YEARS
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Asia Pacific
   Growth Fund        $89      $126     $165      $293     $26      $80      $138     $293     $26      $81       $138     $293
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Diversified
   Income Fund         86      115       148      259       22       70      120      258       23       70       121      259
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
The George
   Putnam Fund of
   Boston              87      118       151      266       23       72      124      265       24       73       124      266
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Global Asset
   Allocation Fund     86      115       148      259       22       70      120      258       23       70       121      259
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Global
   Growth Fund         85      114       145      252       22       68      117      252       22       69       118      252
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Growth and
   Income Fund         83      107       133      229       19       61      106      228       20       62       106      229
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Health
   Sciences Fund       87      119       154      271       24       74      126      270       24       74       127      271
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam High
   Yield Fund          85      113       144      251       22       68      116      251       22       68       117      251
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam International
   Growth Fund         89      124       163      288       25       79      135      288       26       79       136      288
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam International
   Growth and
   Income Fund         88      122       158      280       24       76      131      280       25       77       131      280
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam International
   New Opportunities
   Fund                94      141       189      340       31       95      162      340       31       96       162      340
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Investors
   Fund                87      118       151      266       23       72      124      265       24       73       124      266
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Money
   Market Fund         83      108       135      232       20       62      107      232       20       63       108      232
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam New
Opportunities Fund     84      110       139      241       21       65      111      240       21       65       112      241
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam New Value
   Fund                86      116       149      262       23       71      122      261       23       71       122      262
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam OTC & Emerging
   Growth Fund         87      119       154      271       24       74      126      270       24       74       127      271
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------


                                       11

-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Income Fund        85      112       142      247       21       67      114      246       22       67       115      247
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Utilities Growth
   and Income Fund        85      114       145      252       22       68      117      252       22       69       118      252
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Vista Fund         86      115       147      258       22       70      120      257       23       70       120      258
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Voyager Fund       84      109       137      238       20       64      110      237       21       64       110      238
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Research Fund      87      118       n/a      n/a       23       72       n/a     n/a       24       73       n/a      n/a
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Small Cap
   Value Fund             92      134       n/a      n/a       29       89      n/a       n/a      29       89       n/a      n/a
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------



Example - PCM III

This Example assumes you did select the Optional Death Benefit Rider.
---------------------------------------------------------------------------------------------------------------------------------
                      If you surrender your Contract     If you annuitize your Contract    If you do not surrender your
                      at the end of the applicable       at the end of the applicable      Contract, you would pay the following
                      time period, you would pay the     time period, you would pay the    expenses on a $1,000 investment,
                      following expenses on a $1,000     following expenses on a $1,000    assuming a 5% annual return on assets:
                      investment, assuming a 5% annual   investment, assuming a 5%
                      return on assets:                  annual return on assets:
---------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT           1 YEAR   3 YEARS  5 YEARS 10 YEARS 1 YEAR  3 YEARS  5 YEARS  10 YEARS 1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific
   Growth              $91     $131     $173    $308     $27      $85     $145     $308    $28      $86     $146     $308
---------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified
   Income               87       120     155      274      24      75       128     273      24      75       128     274
---------------------------------------------------------------------------------------------------------------------------------
The George
   Putnam Fund of
   Boston               88       122     159      281      25      77       131     281      25      77       132     281
---------------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset
   Allocation           87       120     155      274      24      75       128     273      24      75       128     274
---------------------------------------------------------------------------------------------------------------------------------
Putnam Global
   Growth               87       118     152      268      23      73       125     267      24      73       125     268
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and
   Income               85       111     141      245      21      66       113     244      22      66       114     245
---------------------------------------------------------------------------------------------------------------------------------
Putnam
 Health Sciences        89       124     162      286      25      78       134     286      26      79       135     286
---------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield       87       118     152      267      23      72       124     266      24      73       125     267
---------------------------------------------------------------------------------------------------------------------------------
Putnam
   International
   Growth               90       129     170      303      27      83       143     303      27      84       143     303
---------------------------------------------------------------------------------------------------------------------------------
Putnam
   International
   Growth and
   Income               90       127     166      295      26      81       139     295      27      82       139     295
---------------------------------------------------------------------------------------------------------------------------------
Putnam
   International
   New
   Opportunities        96       145     197      355      32      100      169     354      33      100      170     355
---------------------------------------------------------------------------------------------------------------------------------
Putnam Investors        88       122     159      281      25      77       131     281      25      77       132     281
---------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market     85       112     142      248      21      67       115     248      22      67       115     248

---------------------------------------------------------------------------------------------------------------------------------
Putnam New
   Opportunities        86       115     147      257      22      69       119     256      23      70       120     257
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Value        88       121     157      277      24      75       129     276      25      76       130     277
---------------------------------------------------------------------------------------------------------------------------------
Putnam OTC &
   Emerging Growth      89       124     162      286      25      78       134     286      26      79       135     286
---------------------------------------------------------------------------------------------------------------------------------
Putnam Income           86       117     150      263      23      71       122     262      23      72       123     263
---------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities
   Growth and
   Income               87       118     152      268      23      73       125     267      24      73       125     268
---------------------------------------------------------------------------------------------------------------------------------
Putnam Vista            87       120     155      273      24      74       127     272      24      75       128     273
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager          85       114     145      253      22      68       118     253      22      69       118     253
---------------------------------------------------------------------------------------------------------------------------------
Putnam Research         88       122      n/a     n/a      25      77       n/a      n/a     25      77       n/a      n/a
---------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap
   Value                94       139      n/a     n/a      30      93       n/a      n/a     31      94       n/a      n/a
---------------------------------------------------------------------------------------------------------------------------------

                            PUTNAM CAPITAL MANAGER IV

                                    FEE TABLE
                                     SUMMARY

CONTRACT OWNER TRANSACTION EXPENSES (ALL SUB-ACCOUNTS)

Sales Load Imposed on Purchases (as a percentage of Premium Payments).............           None
Exchange Fee......................................................................             $0
Deferred Sales Load (as a percentage of amounts withdrawn)
      First Year (1)..............................................................             7%
      Second Year.................................................................             6%
      Third Year..................................................................             5%
      Fourth Year.................................................................             4%
      Fifth Year..................................................................             3%
      Sixth Year..................................................................             2%
      Seventh Year................................................................             1%
      Eighth Year.................................................................             0%
Annual Maintenance Fee (2)........................................................            $25
Annual Expenses-Separate Account (as percentage of average account value)
      Mortality and Expense Risk..................................................         1.250%
      Administration Fees.........................................................         0.150%
      Total Separate Account Annual Expenses......................................          1.40%
Optional Death Benefit Rider:
      Optional Death Benefit Rider Charge (as a percentage of Sub-Account Value)..          0.15%
      Total Separate Account Annual Expenses with Optional Death Benefit Rider....          1.55%


(1)      Length of time from premium payment.


(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge.

The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.05% annual charge.


                         ANNUAL FUND OPERATING EXPENSES
                         (as a percentage of net assets)

                                                                                                    TOTAL FUND
                                                                  MANAGEMENT         OTHER           OPERATING
                                                                     FEES           EXPENSES         EXPENSES
Putnam VT Asia Pacific Growth Fund                                    0.80%           0.32%           1.12%
Putnam VT Diversified Income Fund                                     0.67%           0.11%           0.78%
Putnam VT The George Putnam Fund of Boston(1)(2)                      0.49%           0.36%           0.85%
Putnam VT Global Asset Allocation Fund                                0.65%           0.13%           0.78%
Putnam VT Global Growth Fund                                          0.60%           0.12%           0.72%
Putnam VT Growth and Income Fund                                      0.46%           0.04%           0.50%
Putnam VT Health Sciences Fund(1)(2)                                  0.56%           0.34%           0.90%


                                       13

Putnam VT High Yield Fund                                             0.64%           0.07%           0.71%
Putnam VT International Growth Fund                                   0.80%           0.27%           1.07%
Putnam VT International Growth and Income Fund                        0.80%           0.19%           0.99%
Putnam VT International New Opportunities Fund(2)                     1.18%           0.42%           1.60%
Putnam VT Investors Fund(1)(2)                                        0.52%           0.33%           0.85%
Putnam VT Money Market Fund                                           0.45%           0.08%           0.53%
Putnam VT New Opportunities Fund                                      0.56%           0.05%           0.61%
Putnam VT New Value Fund                                              0.70%           0.11%           0.81%
Putnam VT OTC & Emerging Growth Fund(1)(2)                            0.56%           0.34%           0.90%
Putnam VT Income Fund (formerly Putnam VT U.S.                        0.60%           0.07%           0.67%
   Government and High Quality Bond Fund)
Putnam VT Utilities Growth and Income Fund                            0.65%           0.07%           0.72%
Putnam VT Vista Fund                                                  0.65%           0.12%           0.77%
Putnam VT Voyager Fund                                                0.54%           0.04%           0.58%
Putnam VT Research Fund (1)(2)                                        0.37%           0.48%           0.85%
Putnam VT Small Cap Value Fund (1)                                    0.80%           0.59%           1.39%


(3)  Based on estimated expenses for the first fiscal year.
(4) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have:


                                                                                                    TOTAL FUND
                                                                  MANAGEMENT         OTHER           OPERATING
                                                                     FEES           EXPENSES         EXPENSES
Putnam VT The George Putnam Fund of Boston                            0.65%           0.36%           1.01%
Putnam VT Health Sciences Fund                                        0.70%           0.34%           1.04%
Putnam VT International New Opportunities Fund                        1.20%           0.42%           1.62%
Putnam VT Investors Fund                                              0.65%           0.33%           0.98%
Putnam VT OTC & Emerging Growth Fund                                  0.70%           0.34%           1.04%
Putnam VT Research Fund                                               0.65%           0.48%           1.13%

             EXAMPLE PCM IV
                     This Example assumes you did not select the Optional Death Benefit Rider.
-------------------- ------------------------------------ ----------------------------------- -------------------------------------
                     If you surrender your Contract at    If you annuitize your Contract at   If you do not surrender your Contract,
                     the end of the applicable time       the end of the applicable time      you would pay the following expenses
                     period, you would pay the            period, you would pay the           on a $1,000 investment, assuming a
                     following expenses on a $1,000       following expenses on a $1,000      5% annual return on assets:
                     investment, assuming a 5% annual     investment, assuming a 5% annual
                     return on assets:                    return on assets:
-------------------- -------- -------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
SUB-ACCOUNT          1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS   5 YEARS 10 YEARS  1 YEAR  3 YEARS   5 YEARS   10 YEARS
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Asia Pacific
   Growth Fund        $89      $126     $165      $293     $26      $80      $138     $293     $26      $81       $138     $293
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Diversified
   Income Fund         86      115       148      259       22       70      120      258       23       70       121      259
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
The George
   Putnam Fund
   of Boston           87      118       151      266       23       72      124      265       24       73       124      266
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Global Asset
   Allocation Fund     86      115       148      259       22       70      120      258       23       70       121      259
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Global
   Growth Fund         85      114       145      252       22       68      117      252       22       69       118      252
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Growth and
   Income Fund         83      107       133      229       19       61      106      228       20       62       106      229
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Health
  Sciences Fund        87      119       154      271       24       74      126      270       24       74       127      271
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam High
   Yield Fund          85      113       144      251       22       68      116      251       22       68       117      251
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam International
   Growth Fund         89      124       163      288       25       79      135      288       26       79       136      288
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam International
   Growth and
   Income Fund         88      122       158      280       24       76      131      280       25       77       131      280
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam International
   New Opportunities
   Fund                94      141       189      340       31       95      162      340       31       96       162      340
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------

Putnam Investors Fund  87      118       151      266       23       72      124      265       24       73       124      266
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Money
   Market Fund         83      108       135      232       20       62      107      232       20       63       108      232
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam New
   Opportunities
   Fund                84      110       139      241       21       65      111      240       21       65       112      241
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam New
   Value Fund          86      116       149      262       23       71      122      261       23       71       122      262
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam OTC & Emerging
   Growth Fund         87      119       154      271       24       74      126      270       24       74       127      271
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------


                                       15

-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------

Putnam Income Fund     85      112       142      247       21       67      114      246       22       67       115      247
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Utilities
   Growth and Income
   Fund                85      114       145      252       22       68      117      252       22       69       118      252
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------

Putnam Vista Fund      86      115       147      258       22       70      120      257       23       70       120      258
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------

Putnam Voyager Fund    84      109       137      238       20       64      110      237       21       64       110      238
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------

Putnam Research Fund   87      118       n/a      n/a       23       72      n/a      n/a       24       73       n/a      n/a
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------
Putnam Small Cap
    Value Fund         92      134       n/a      n/a       29       89      n/a      n/a       29       89       n/a      n/a
-------------------- ------- --------- -------- --------- ------- --------- ------- --------- ------- --------- --------- -------



Example - PCM IV

This Example assumes you did select the Optional Death Benefit Rider.
---------------------------------------------------------------------------------------------------------------------------------
                      If you surrender your Contract     If you annuitize your Contract    If you do not surrender your
                      at the end of the applicable       at the end of the applicable      Contract, you would pay the following
                      time period, you would pay the     time period, you would pay the    expenses on a $1,000 investment,
                      following expenses on a $1,000     following expenses on a $1,000    assuming a 5% annual return on assets:
                      investment, assuming a 5% annual   investment, assuming a 5%
                      return on assets:                  annual return on assets:
---------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT           1 YEAR   3 YEARS  5 YEARS 10 YEARS 1 YEAR  3 YEARS  5 YEARS  10 YEARS 1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific
   Growth               $91     $131     $173    $308     $27      $85     $145     $308    $28      $86     $146     $308
---------------------------------------------------------------------------------------------------------------------------------
Putnam Diversifed
   Income               87       120     155      274      24      75       128     273      24      75       128     274
---------------------------------------------------------------------------------------------------------------------------------
The George
   Putnam Fund of
   Boston               88       122     159      281      25      77       131     281      25      77       132     281
---------------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset
   Allocation           87       120     155      274      24      75       128     273      24      75       128     274
---------------------------------------------------------------------------------------------------------------------------------
Putnam Global
   Growth               87       118     152      268      23      73       125     267      24      73       125     268
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and
   Income               85       111     141      245      21      66       113     244      22      66       114     245
---------------------------------------------------------------------------------------------------------------------------------
Putnam
 Health Sciences        89       124     162      286      25      78       134     286      26      79       135     286
---------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield       87       118     152      267      23      72       124     266      24      73       125     267
---------------------------------------------------------------------------------------------------------------------------------
Putnam
   International
   Growth               90       129     170      303      27      83       143     303      27      84       143     303
---------------------------------------------------------------------------------------------------------------------------------
Putnam
   International
   Growth and           90       127     166      295      26      81       139     295      27      82       139     295
   Income
---------------------------------------------------------------------------------------------------------------------------------
Putnam
   International
   New
   Opportunities        96       145     197      355      32      100      169     354      33      100      170     355
---------------------------------------------------------------------------------------------------------------------------------
Putnam Investors        88       122     159      281      25      77       131     281      25      77       132     281
---------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market     85       112     142      248      21      67       115     248      22      67       115     248
---------------------------------------------------------------------------------------------------------------------------------
Putnam New
   Opportunities        86       115     147      257      22      69       119     256      23      70       120     257
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Value        88       121     157      277      24      75       129     276      25      76       130     277
---------------------------------------------------------------------------------------------------------------------------------
Putnam OTC &
   Emerging Growth      89       124     162      286      25      78       134     286      26      79       135     286
---------------------------------------------------------------------------------------------------------------------------------
Putnam Income           86       117     150      263      23      71       122     262      23      72       123     263
---------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities
   Growth and
   Income               87       118     152      268      23      73       125     267      24      73       125     268
---------------------------------------------------------------------------------------------------------------------------------
Putnam Vista            87       120     155      273      24      74       127     272      24      75       128     273
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager          85       114     145      253      22      68       118     253      22      69       118     253
---------------------------------------------------------------------------------------------------------------------------------
Putnam Research         88       122      n/a     n/a      25      77       n/a      n/a     25      77       n/a      n/a
---------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap
   Value                94       139      n/a     n/a      30      93       n/a      n/a     31      94       n/a      n/a
---------------------------------------------------------------------------------------------------------------------------------

                                            PUTNAM CAPITAL MANAGER V

                                                   FEE TABLE
                                                    SUMMARY


CONTRACT OWNER TRANSACTION EXPENSES
SALES LOAD IMPOSED ON PURCHASES (as a percentage of Premium Payments)................        None
DEFERRED SALES CHARGE (as a percentage of amounts Surrendered)
      First Year(1)..................................................................          6%
      Second Year....................................................................          6%
      Third Year.....................................................................          5%
      Fourth Year....................................................................          5%
      Fifth Year.....................................................................          4%
      Sixth Year.....................................................................          3%
      Seventh Year...................................................................          2%
      Eighth Year....................................................................          0%
ANNUAL MAINTENANCE FEE(2)                                                                    $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average Sub-Account Value)
         MORTALITY AND EXPENSE RISK CHARGE...........................................       1.25%
         ADMINISTRATIVE FEE..........................................................       0.15%
         Total Separate Account Annual Expenses......................................       1.40%
Optional Death Benefit Rider:
         Optional Death Benefit Rider Charge (as a percentage of Sub-Account Value)..       0.15%
         Total Separate Account Annual Expenses with Optional Death Benefit Rider....       1.55%



(1)  Length of time from Premium Payment.
(2) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.


The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.


                                         ANNUAL FUND OPERATING EXPENSES
                                        (As a percentage of net assets)


                                                                                                    TOTAL FUND
                                                                  MANAGEMENT                         OPERATING
                                                                    FEES                             EXPENSES
                                                                  INCLUDING          OTHER           INCLUDING
                                                                   WAIVERS          EXPENSES          WAIVERS
Putnam VT Asia Pacific Growth Fund                                   0.80%            0.32%           1.12%
Putnam VT Diversified Income Fund                                    0.67%            0.11%           0.78%
Putnam VT The George Putnam Fund of Boston(1)(2)                     0.49%            0.36%           0.85%
Putnam VT Global Asset Allocation Fund                               0.65%            0.13%           0.78%
Putnam VT Global Growth Fund                                         0.60%            0.12%           0.72%
Putnam VT Growth and Income Fund                                     0.46%            0.04%           0.50%
Putnam VT Health Sciences Fund(1)(2)                                 0.56%            0.34%           0.90%
Putnam VT High Yield Fund                                            0.64%            0.07%           0.71%
Putnam VT Income Fund (formerly Putnam VT U.S.                       0.60%            0.07%           0.67%
   Government and High Quality Bond Fund)


                                       17

Putnam VT International Growth Fund                                  0.80%            0.27%           1.07%
Putnam VT International Growth and Income Fund                       0.80%            0.19%           0.99%
Putnam VT International New Opportunities Fund(2)                    1.18%            0.42%           1.60%
Putnam VT Investors Fund(1)(2)                                       0.52%            0.33%           0.85%
Putnam VT Money Market Fund                                          0.45%            0.08%           0.53%
Putnam VT New Opportunities Fund                                     0.56%            0.05%           0.61%
Putnam VT New Value Fund                                             0.70%            0.11%           0.81%
Putnam VT OTC & Emerging Growth Fund(1)(2)                           0.56%            0.34%           0.90%
Putnam VT Research Fund(1)(2)                                        0.37%            0.48%           0.85%
Putnam VT Small Cap Value Fund(1)                                    0.80%            0.59%           1.39%
Putnam VT Utilities Growth and Income Fund                           0.65%            0.07%           0.72%
Putnam VT Vista Fund                                                 0.65%            0.12%           0.77%
Putnam VT Voyager Fund                                               0.54%            0.04%           0.58%


(1) Based on estimated expenses for the first fiscal year.

(2) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:


                                                                                                    TOTAL FUND
                                                                  MANAGEMENT         OTHER           OPERATING
                                                                     FEES           EXPENSES         EXPENSES
Putnam VT The George Putnam Fund of Boston                           0.65%            0.36%           1.01%
Putnam VT Health Sciences Fund                                       0.70%            0.34%           1.04%
Putnam VT International New Opportunities Fund                       1.20%            0.42%           1.62%
Putnam VT Investors Fund                                             0.65%            0.33%           0.98%
Putnam VT OTC & Emerging Growth Fund                                 0.70%            0.34%           1.04%
Putnam VT Research Fund                                              0.65%            0.48%           1.13%

EXAMPLE PCM V
This Example assumes you did not select the Optional Death Benefit Rider.
--------------
                  If you Surrender your Contract at      If you annuitize your Contract at the  If you do not Surrender your
                  the end of the applicable time         end of the applicable time period you  Contract, you would pay the
                  period you would pay the following     would pay the following expenses on a  following expenses on a $1,000
                  expenses on a $1,000 investment,       $1,000 investment, assuming a 5%       investment, assuming a 5% annual
                  assuming a 5% annual return on         annual return on assets:               return on assets:
                  assets:
SUB-ACCOUNT                  1 YEAR 3 YEARS 5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS 1 YEAR 3 YEARS 5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth     $80   $126     $175     $294      $26     $81      $138     $294     $26    $81      $139    $294
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified
 Income                         77    116      157      260       22      70       120      259      23     71       121     260
-----------------------------------------------------------------------------------------------------------------------------------
The George Putnam Fund          78    118      161      267       23      72       124      266      24     73       125     267
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset
 Allocation                     77    116      157      260       22      70       120      259      23     71       121     260
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth            76    114      154      253       22      68       117      253      22     69       118     253
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income        74    107      143      230       19      61       106      229      20     62       107     230
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences          78    119      163      272       24      74       127      271      24     74       127     272
-----------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield               76    114      154      252       22      68       117      252      22     69       118     252
-----------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth     80    125      172      289       25      79       135      289      26     80       136     289
-----------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth
 and Income                     79    122      168      281       24      77       131      280      25     77       132     281
-----------------------------------------------------------------------------------------------------------------------------------
Putnam International New
 Opportunities                  85    141      199      341       31      95       162      341      31     96       163     341
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Investors                78    118      161      267       23      72       124      266      24     73       125     267
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market             74    108      144      233       20      62       108      233      20     63       108     233
-----------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities        75    111      148      242       21      65       112      241      21     66       112     242
-----------------------------------------------------------------------------------------------------------------------------------
Putnam New Value                77    117      159      263       23      71       122      262      23     72       123     263
-----------------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth    78    119      163      272       24      74       127      271      24     74       127     272
-----------------------------------------------------------------------------------------------------------------------------------


                                       19

Putnam Research                 78    118      N/A      N/A       23      72       N/A       N/A     24     73       N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value          83    134      N/A      N/A       29      89       N/A       N/A     29     89       N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth
 and Income                     76    114      154      253       22      68       117       253     22     69       118      253
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Vista                    77    115      157      259       22      70       120       258     23     70       121      259
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                  75    110      147      239       20      64       110       238     21     65       111      239
-----------------------------------------------------------------------------------------------------------------------------------




EXAMPLE PCM V
This Example assumes you did select the Optional Death Benefit Rider.

                               If you Surrender your Contract    If you annuitize your Contract    If you do not Surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:


 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth     $ 82   $ 131   $ 182    $ 309     $ 27   $  85   $ 146    $ 308     $ 28   $  86   $ 146    $ 309
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income      $ 78   $ 120   $ 165    $ 275     $ 24   $  75   $ 128    $ 274     $ 24   $  75   $ 129    $ 275
 ---------------------------------------------------------------------------------------------------------------------------------
 The George Putnam Fund         $ 79   $ 123   $ 168    $ 282     $ 25   $  77   $ 132    $ 281     $ 25   $  78   $ 132    $ 282
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                   $ 78   $ 120   $ 165    $ 275     $ 24   $  75   $ 128    $ 274     $ 24   $  75   $ 129    $ 275
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Global Growth           $ 78   $ 119   $ 162    $ 269     $ 23   $  73   $ 125    $ 268     $ 24   $  74   $ 126    $ 269
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income       $ 76   $ 112   $ 150    $ 246     $ 21   $  66   $ 114    $ 245     $ 22   $  67   $ 114    $ 246
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences         $ 80   $ 124   $ 171    $ 287     $ 25   $  78   $ 134    $ 287     $ 26   $  79   $ 135    $ 287
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield Fund         $ 78   $ 118   $ 161    $ 268     $ 23   $  73   $ 125    $ 267     $ 24   $  73   $ 125    $ 268
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth    $ 81   $ 129   $ 180    $ 304     $ 27   $  84   $ 143    $ 304     $ 27   $  84   $ 144    $ 304
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                   $ 81   $ 127   $ 176    $ 296     $ 26   $  81   $ 139    $ 296     $ 27   $  82   $ 140    $ 296
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                $ 87   $ 145   $ 206    $ 356     $ 32   $ 100   $ 170    $ 355     $ 33   $ 100   $ 170    $ 356
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors               $ 79   $ 123   $ 168    $ 282     $ 25   $  77   $ 132    $ 281     $ 25   $  78   $ 132    $ 282
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Money Market            $ 76   $ 113   $ 152    $ 249     $ 21   $  67   $ 115    $ 248     $ 22   $  68   $ 116    $ 249
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities       $ 77   $ 115   $ 156    $ 258     $ 22   $  69   $ 119    $ 257     $ 23   $  70   $ 120    $ 258
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam New Value               $ 79   $ 121   $ 166    $ 278     $ 24   $  76   $ 130    $ 277     $ 25   $  76   $ 130    $ 278
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth   $ 80   $ 124   $ 171    $ 287     $ 25   $  78   $ 134    $ 287     $ 26   $  79   $ 135    $ 287
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Income                  $ 77   $ 117   $ 159    $ 264     $ 23   $  71   $ 123    $ 263     $ 23   $  72   $ 123    $ 264
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                       $ 78   $ 119   $ 162    $ 269     $ 23   $  73   $ 125    $ 268     $ 24   $  74   $ 126    $ 269
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Vista                   $ 78   $ 120   $ 164    $ 274     $ 24   $  74   $ 128    $ 273     $ 24   $  75   $ 128    $ 274
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Voyager                 $ 76   $ 114   $ 155    $ 254     $ 22   $  69   $ 118    $ 254     $ 22   $  69   $ 119    $ 254
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Research                $ 79   $ 123     N/A      N/A     $ 25   $  77     N/A      N/A     $ 25   $  78     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value         $ 85   $ 139     N/A      N/A     $ 30   $  93     N/A      N/A     $ 31   $  94     N/A      N/A
 ---------------------------------------------------------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES
          (For an accumulation unit outstanding throughout the period)

The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. No information is shown for the Putnam Small Cap Value Sub-Account because the Sub-Account had not commenced operation as of December 31, 1998.

                                                         Year Ended December 31,
                                        1998       1997    1996      1995       1994        1993
                                        ----       ----    ----      ----       ----        ----
PUTNAM ASIA PACIFIC
GROWTH SUB-ACCOUNT
(Inception date May 1, 1995)
Accumulation Unit Value at
beginning of period.............      $9.176    $10.903  $10.135     $10.000         -            -
Accumulation Unit Value at end
of period.......................      $8.552     $9.176  $10.903     $10.135         -            -
Number Accumulation Units
outstanding at end of period
(in thousands)..................       6,219      7,445    6,980       1,292         -            -
PUTNAM DIVERSIFIED INCOME
SUB-ACCOUNT (Inception date
September 15, 1993)
Accumulation Unit Value at
beginning of period.............     $12.841    $12.127  $11.302      $9.622   $10.188      $10.000
Accumulation Unit Value at end
of period.......................     $12.489    $12.841  $12.127     $11.302    $9.622      $10.188
Number Accumulation Units
outstanding at end of period
(in thousands)..................      23,713     21,017   18,268      11,006     8,609        4,428
THE GEORGE PUTNAM SUB-ACCOUNT
(Inception date May 1, 1998)
Accumulation Unit Value at
beginning of period.............     $10.000          -        -           -         -            -
Accumulation Unit Value at end
of period.......................     $21.492          -        -           -         -            -
Number Accumulation Units
outstanding at end of period
(in thousands)..................      16,353          -        -           -         -            -
PUTNAM GLOBAL ASSET ALLOCATION
SUB-ACCOUNT
(Inception date February 1,


                                       21

1988)
Accumulation Unit Value at
beginning of period.............     $27.026    $22.902  $20.087     $16.355   $16.988      $14.665
Accumulation Unit Value at end
of period.......................     $30.256    $27.026  $22.902     $20.087   $16.355      $16.988
Number Accumulation Units
outstanding at end of period
(in thousands)..................      16,653     16,683   14,342      10,181     8,665        4,491
PUTNAM GLOBAL GROWTH SUB-ACCOUNT
(Inception date May 1, 1990)
Accumulation Unit Value at
beginning of period.............     $19.497    $17.294  $14.963     $13.119   $13.432      $10.289
Accumulation Unit Value at end
of period.......................     $24.940    $19.497  $17.294     $14.963   $13.119      $13.432
Number Accumulation Units
outstanding at end of period
(in thousands)..................      42,487     43,485   39,498      25,154    20,285        8,312
PUTNAM GROWTH AND INCOME
SUB-ACCOUNT
(Inception date February 1, 1988)
Accumulation Unit Value at
beginning of period.............     $40.036    $32.703  $27.201     $20.178   $20.390      $18.096
Accumulation Unit Value at end
of period.......................     $45.567    $40.036  $32.703     $27.201   $20.178      $20.390
 Accumulation Units
outstanding at end of period
(in thousands)..................     102,727     94,356   73,133      42,420    11,321       15,233
PUTNAM HEALTH SCIENCES
SUB-ACCOUNT
(Inception date May 1, 1998)
Accumulation Unit Value at
beginning of period.............     $10.000          -        -           -         -            -
Accumulation Unit Value at end
of period.......................     $10.849          -        -           -         -            -
Number Accumulation Units
outstanding at end of period
(in thousands)..................       7,148          -        -           -         -            -
PUTNAM HIGH YIELD SUB-ACCOUNT
(Inception date February 1, 1988)
Accumulation Unit Value at
beginning of period.............     $25.575    $22.682  $20.390     $17.476   $17.890      $15.173
Accumulation Unit Value at end
of period.......................     $23.742    $25.575  $22.682     $20.390   $17.476      $17.890
Number Accumulation Units
outstanding at end of period
(in thousands)..................      23,582     21,602   17,031      10,603     7,675        5,066
PUTNAM INCOME SUB-ACCOUNT
(Inception date February 1, 1988)


                                       22

Accumulation Unit Value at
beginning of period.............     $19.959    $18.631  $18.448     $15.533   $16.277       14.833
Accumulation Unit Value at end
of period.......................     $21.305    $19.959  $18.631     $18.448   $15.533      $16.277
Number Accumulation Units
outstanding at end of period
(in thousands)..................      16,353     11,666   11,110       8,948     7,585        7,254
PUTNAM INTERNATIONAL GROWTH
SUB-ACCOUNT
(Inception date January 2, 1997)
Accumulation Unit Value at end
of period.......................     $11.451    $10.000        -           -         -            -
Accumulation Unit Value at end
of period.......................     $13.403    $11.451        -           -         -            -
Number Accumulation Units
outstanding at end of period
(in thousands)..................      12,815      6,948        -           -         -            -
PUTNAM INTERNATIONAL GROWTH AND
INCOME SUB-ACCOUNT
(Inception date January 2, 1997)
Accumulation Unit Value at
beginning of period.............     $11.776    $10.000        -           -         -            -
Accumulation Unit Value at end
of period.......................     $12.922    $11.777        -           -         -            -
Number Accumulation Units
outstanding at end of period
(in thousands)..................      14,002      9,878        -           -         -            -
PUTNAM INTERNATIONAL NEW
OPPORTUNITIES SUB-ACCOUNT
(Inception date January 2, 1997)
Accumulation Unit Value at
beginning of period.............      $9.850    $10.000        -           -         -            -
Accumulation Unit Value at end
of period.......................     $11.226     $9.850        -           -         -            -
Number Accumulation Units
outstanding at end of period
(in thousands)..................       7,123      6,510        -           -         -            -
PUTNAM INVESTORS SUB-ACCOUNT
(Inception date May 1, 1998)
Accumulation Unit Value at
beginning of period.............     $10.000          -        -           -         -            -
Accumulation Unit Value at end
of period.......................     $11.432          -        -           -         -            -
Number Accumulation Units
outstanding at end of period
(in thousands)..................      11,569          -        -           -         -            -
PUTNAM MONEY MARKET SUB-ACCOUNT


                                       23

(Inception date February 1, 1988)
Accumulation Unit Value at
beginning of period.............      $1.483     $1.429   $1.379      $1.325    $1.294       $1.277
Accumulation Unit Value at end
of period.......................      $1.538     $1.483   $1.429      $1.379    $1.325       $1.294
Number Accumulation Units
outstanding at end of period
(in thousands)..................     177,635    122,079  147,638      66,283    38,819       12,916
PUTNAM NEW OPPORTUNITIES
SUB-ACCOUNT (Inception date
May 2, 1994)
Accumulation Unit Value at
beginning of period.............     $20.223    $16.635  $15.312     $10.718   $10.000            -
Accumulation Unit Value at end
of period.......................     $24.805    $20.223  $16.635     $15.312   $10.718            -
Number Accumulation Units
outstanding at end of period
(in thousands)..................      62,749     59,879   50,976      16,971     2,699            -
PUTNAM NEW VALUE SUB-ACCOUNT
(Inception date January 2, 1997)
Accumulation Unit Value at
beginning of period.............     $11.597    $10.000        -           -         -            -
Accumulation Unit Value at end
of period.......................     $12.151     11.597        -           -         -            -
Number Accumulation Units
outstanding at end of period
(in thousands)..................      12,727     10,226        -           -         -            -
PUTNAM OTC & EMERGING
SUB-ACCOUNT
(Inception date May 1, 1998)
Accumulation Unit Value at
beginning of period.............     $10.000          -        -           -         -            -
Accumulation Unit Value at end
of period.......................      $9.980          -        -           -         -            -
Number Accumulation Units
outstanding at end of period
(in thousands)..................       1,672          -        -           -         -            -
PUTNAM RESEARCH SUB-ACCOUNT
(Inception date October 1, 1998)
Accumulation Unit Value at
beginning of period.............     $10.000          -        -           -         -            -
Accumulation Unit Value at end
of period.......................     $12.497          -        -           -         -            -
Number Accumulation Units
outstanding at end of period
(in thousands)..................       1,095          -        -           -         -            -
PUTNAM UTILITIES GROWTH AND
INCOME SUB-ACCOUNT
(Inception date May 4, 1992)


                                       24

Accumulation Unit Value at
beginning of period.............     $20.143    $16.072  $14.075     $10.889   $11.876      $10.618
Accumulation Unit Value at end
of period.......................     $22.826    $20.143  $16.072     $14.075   $10.889      $11.876
Number Accumulation Units
outstanding at end of period
(in thousands)..................      19,598     17,569   17,006      14,307    11,859       11,003
PUTNAM VISTA SUB-ACCOUNT
(Inception date January 2, 1997)
Accumulation Unit Value at
beginning of period.............     $12.151    $10.000        -           -         -            -
Accumulation Unit Value at end
of period.......................     $14.316    $12.151        -           -         -            -
Number Accumulation Units
outstanding at end of period
(in thousands)..................      12,672      8,062        -           -         -            -
PUTNAM VOYAGER SUB-ACCOUNT
(Inception date February 1, 1988)
Accumulation Unit Value at
beginning of period.............     $45.197    $36.227  $32.520     $23.445   $23.530      $20.102
Accumulation Unit Value at end
of period.......................     $55.426    $45.197  $36.227     $32.520   $23.445      $23.530
Number Accumulation Units
outstanding at end of period
(in thousands)..................      51,742     48,250   41,121      23,357    13,372        6,509

                                  HIGHLIGHTS

How do I purchase this Annuity?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $2,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase Program-Registered Trademark- or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

What type of sales charge will I pay?

- You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the length of time the Premium Payment you made has been in your Annuity and which Series of Putnam Capital Manager you purchased. The Fee Tables included earlier in this prospectus or the Appendix at the end of this prospectus will indicate the appropriate sales charge.

You won't be charged a Contingent Deferred Sales Charge on:
-    The Annual Withdrawal Amount
- Premium Payments or earnings that have been in your Annuity for more than the Contingent Deferred Sales Charge period.
-    Distributions made due to death
-    Most payments we make to you as part of your Annuity Payout

Is there an Annual Maintenance Fee?

We deduct this $25.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000. The Annual Maintenance Fee for Series V is $30.00.

What charges will I pay on an annual basis?

In addition to the Annual Maintenance Fee, you pay three different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Separate Account. This charge is:

An administrative fee of .15% per year of the Contract Values held in the Separate Account.

The third type of charge is the fee you pay for the Funds.

Currently, Fund charges range from 0.500% to 1.600% annually of the average daily value of the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.


Can I take out any of my money?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Payment for a Designated Period Annuity Payout Option.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

Will Hartford pay a Death Benefit?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit will depend on the Series purchased and Series III, Series IV are described in greater detail in the Appendices at the end of this prospectus.

For all Series, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If you purchased Series V and If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or
- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

-    The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.


If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series III, or IV, your Death Benefit, prior to the deceased's
85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington.


What Annuity Payout Options are available?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options listed in your Prospectus. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make payments under Option 2 - Life Annuity with 120 Monthly Payments Certain.

                             GENERAL CONTRACT INFORMATION

                     Hartford Life and Annuity Insurance Company

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                 Hartford's Ratings
--------------------------------------------------------------------------------
      Rating Agency           Effective      Rating      Basis of Rating
                            Date of Rating
--------------------------------------------------------------------------------
A.M. Best and Company, Inc.     1/1/99         A+    Financial performance
--------------------------------------------------------------------------------
Standard & Poor's               5/3/99         AA    Insurer financial strength

--------------------------------------------------------------------------------
Duff & Phelps                   12/21/98         AA+    Claims paying ability
--------------------------------------------------------------------------------


                                 The Separate Account

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1990 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.
- Is not subject to the liabilities arising out of any other business Hartford may conduct.
- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.
- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.
- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

                                      The Funds


The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds.
Since
each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states

The investment goals of each of the Funds are as follows:

PUTNAM VT ASIA PACIFIC GROWTH FUND
Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

PUTNAM VT DIVERSIFIED INCOME FUND
Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND
Seeks capital appreciation through a globally diversified portfolio of common stocks.

PUTNAM VT GROWTH AND INCOME FUND
Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND
Seeks capital appreciation by investing primarily in common stocks and other securities of companies in the health sciences industries.

PUTNAM VT HIGH YIELD FUND
Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT INCOME FUND  (formerly Putnam VT U.S. Government and High Quality Bond
Fund)
Seeks high current income consistent with what Putnam Management believes to be prudent risk. The Fund will normally invest mostly in bonds and other debt securities, and, to a lesser degree, in preferred stocks.

PUTNAM VT INTERNATIONAL GROWTH FUND
Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that Putnam Management believes offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that Putnam Management believes offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

PUTNAM VT INVESTORS FUND
Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

PUTNAM VT MONEY MARKET FUND
Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

PUTNAM VT NEW OPPORTUNITIES FUND
Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND
Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND
Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.

PUTNAM VT RESEARCH FUND
Seeks capital appreciation. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

PUTNAM VT SMALL CAP VALUE FUND
Seeks capital appreciation. The Fund will generally invest in value stocks, which stocks are those that Putnam Management believes are currently undervalued compared to their true worth.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND
Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

PUTNAM VT VISTA FUND
Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

PUTNAM VT VOYAGER FUND
Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

Mixed and Shared Funding - Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

Voting Rights - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:
- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.
- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.
-    Arrange for the handling and tallying of proxies received from Contract
     Owners.
- Vote all Fund shares attributable to your Contract according to instructions received from you, and
- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


Substitutions, Additions, or Deletions of Funds - We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


                           Performance Related Information

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.


The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Putnam Money Market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.


The Separate Account may also disclose yield for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. No yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the inception of the Separate Account.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

                            The Fixed Accumulation Feature
                For Series III, Series IV and Series V Contracts Only

Important Information You Should Know: This portion of the Prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.


Currently, if you purchased Series III or Series IV, we guarantee that we will credit interest at a rate of not less than 4% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. Currently, if you purchased Series V, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of your guaranteed rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.


Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to Fixed Accumulation Feature may not exceed the minimum guarantee for any given year.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.


Dollar Cost Averaging ("DCA") Plus Programs: Currently, if you have access to the Fixed Account, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact us to determine if it is available in your state.

You may only have one DCA program in place at one time. The Fixed Accumulation Feature and Dollar Cost Averaging Plus Program are not available in Oregon.

                                     The Contract

                             Purchases and Contract Value

What types of Contracts are available?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:
- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;
- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;
-    Individual Retirement Annuities adopted according to Section 408 of the
     Code;
- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and
- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

How do I purchase a Contract?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $2,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

How are Premium Payments applied to my Contract?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be processed on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until your provide the necessary information.

Can I cancel my Contract after I purchase it?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states,
you may be allowed more time to cancel your Contract.   We will not deduct any
Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

How is the value of my Contract calculated before the Annuity Commencement Date?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.


The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:
- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by
- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus
- The daily mortality and expense risk charge and any other applicable charge, such as the Optional Death Benefit Rider charge adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

Can I transfer from one Sub-Account to another?

Transfers between Sub-Accounts - You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Sub-Account Transfer Restrictions - The transfer restrictions that apply to your Contract depend on which series of the Contract you purchased. Series III and Series IV Contract Owners have the restrictions as part of their Contract. If restrictions apply, we reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:
-    Require a minimum time period between each transfer,
- Limit the dollar amount that may be transferred on any one Valuation Day, and
- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place for all Contract Owners that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

Fixed Accumulation Feature Transfers: During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer the greater of:
-    Up to 30% of your total amount in the Fixed Accumulation Feature, or
-    An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Bonus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

Fixed Accumulation Feature Transfer Restrictions - We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.


Telephone Transfers - In most states, you can make transfers by calling us at
(800) 862-6668. Hartford, our agents or our affiliates are not responsible for losses resulting from telephone requests that we believe are genuine. We will use reasonable procedures to confirm that telephone instructions are genuine, including requiring that callers provide certain identification information and recording all telephone transfer instructions. We may suspend, modify, or terminate telephone transfer privilege at any time.


Power of Attorney - You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to our transfer restrictions, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

                                   Charges and Fees

There are 5 charges and fees associated with the Contract:

1.   The Contingent Deferred Sales Charge

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to for Series V:

                            Number of     Contingent
                            years from     Deferred
                             Premium     Sales Charge
                             Payment
                                1             6%
                                2             6%
                                3             5%
                                4             5%
                                5             4%
                                6             3%
                                7             2%
                             8 or more        0%

The Contingent Deferred Sales Charges for Series III, and Series IV are described in the Appendices.

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

- Annual Withdrawal Amount: During the Contingent Deferred Sales Charge period for each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts.
- Surrenders made from Premium Payments invested for more than the Contingent Deferred Sales Charge period. After the Contingent Deferred Sales Charge period, you may take the total of: (a) all of your earnings, and (b) all Premium Payments held in your Contract for more than the Contingent Deferred Sales Charge period, and (c) 10% of Premium Payments made during the Contingent Deferred Sales Charge period.

Under the following situations, the Contingent Deferred Sales Charge is WAIVED:

-    For Required Minimum Distributions. This allows Annuitants who are age
     70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.
-    On or after the Annuitant's 90th birthday.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

The following situations are NOT subject to a Contingent Deferred Sales Charge:

-    Upon death of the Annuitant or Contract Owner.
- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.
-    Upon cancellation during the Right to Cancel Period

2.   Mortality and expense risk charge


For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value (estimated at
 .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:


- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun

     During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

     Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3.   Annual Maintenance Fee

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $25 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. This fee is $30.00 for Series V.

When is the Annual Maintenance Fee Waived?

If you purchased Series IV or Series V, we will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. This is not available for Series III.

We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

4.   Administrative Charge

For administration, we apply a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

5.   Premium Taxes

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made, some when the Contract is Surrendered and others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

Charges against the Funds - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.


OPTIONAL DEATH BENEFIT RIDER CHARGE: If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.


We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

                                    Death Benefit

What is the Death Benefit and how is it calculated?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

The Death Benefit calculation depends on the Series purchased. The Death Benefit for Series III, and Series IV are described in the Appendices in the back of this prospectus. The Death Benefit for Series V will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered, or
-    The Contract Value of your Annuity, or
-    Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

For all Series, the Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.


OPTIONAL DEATH BENEFIT RIDER:

You may also elect the Optional Death Benefit Rider for an additional fee. The Optional Death Benefit adds new features to your Death Benefit calculation, depending on which Series you purchased.

If you purchased Series III, or IV, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity, the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

After the deceased's 85th birthday but prior to the 90th birthday, the Death Benefit for Series III, or IV's Optional Death Benefit Rider is the greater of Contract Value, total Premium Payments made to us minus any amounts you have surrendered, Maximum Anniversary Value or Interest Accumulation Value. After the deceased's 90th birthday, the Death Benefit payable under the Optional Death Benefit Rider is the greater of Contract Value, Maximum Anniversary Value or the Interest Accumulation Value.

The Death Benefit payable under the Optional Death Benefit Rider, regardless of the Series purchased, is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider less proportional adjustments for any Surrenders from that date.

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington.


How is the Death Benefit paid?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

Required Distributions: If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

Who will receive the Death Benefit?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

If death occurs before the Annuity Commencement Date:

----------------------------------------------------------------------------------------------
If the deceased is the...      and...              and...                 then the...
Contract Owner                 There is a          The Annuitant is       Joint Contract
                               surviving joint     living or deceased     Owner receives the
                               Contract Owner                             Death Benefit.
Contract Owner                 There is no         The Annuitant is       Designated
                               surviving joint     living or deceased     Beneficiary
----------------------------------------------------------------------------------------------


                                      46


----------------------------------------------------------------------------------------------
                               Contract Owner                              receives the Death
                                                                           Benefit.
Contract Owner                 There is no          The Annuitant is       Contract Owner's
                               surviving joint      living or deceased     estate receives
                               Contract Owner and                          the Death Benefit.
                               the Beneficiary
                               predeceases the
                               Contract Owner
Annuitant                      The Contract Owner   There is no named      Death Benefit is
                               is living            Contingent             paid to the
                                                    Annuitant              Contract Owner and
                                                                           not the designated
                                                                           Beneficiary.
                                                                           However, if you
                                                                           purchased Series
                                                                           III, or Series IV
                                                                           the Death Benefit
                                                                           is paid to the
                                                                           Beneficiary
Annuitant                      The Contract Owner   The Contingent         Contingent
                               is living            Annuitant is           Annuitant becomes
                                                    living                 the Annuitant, and
                                                                           the Contract
                                                                           continues.
----------------------------------------------------------------------------------------------

If death occurs on or after the Annuity Commencement Date:

--------------------------------------------------------------------------------
 If the deceased is      and...                     then the...
 the...
 Contract Owner          The Annuitant is living    Designated Beneficiary
                                                    becomes the Contract Owner
 Annuitant               The Contract Owner is      Contract Owner receives the
                         living                     Death Benefit.
 Annuitant               The Annuitant is also the  Designated Beneficiary
                         Contract Owner             receives the Death Benefit.
--------------------------------------------------------------------------------

These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a Death Benefit payout. If you have questions about these and any other scenarios, please contact your registered representative or us.

What should the Beneficiary consider?

Alternatives to the Required Distributions: The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.


If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal contract continuation - If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. The spousal continuation is available only once for each Contract.


If you elect the Optional Death Benefit Rider for an additional charge and the contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit.


                                      Surrenders

What kinds of Surrenders are available?

Full Surrenders before the Annuity Commencement Date: When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders before the Annuity Commencement Date: You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:
- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and
- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

Full Surrenders after the Annuity Commencement Date: You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders after the Annuity Commencement Date: are allowed if you elect Payments for a Designated Period, but you should check with your tax advisor because there may be adverse tax consequences.


How do I request a Surrender?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

Written Requests - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:
     - the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,
     -    your tax withholding amount or percentage, if any, and
     -    your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

Telephone Requests: To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We may modify the requirements for telephone redemptions at any time.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

What should be considered about taxes?

There are certain tax consequences associated with Surrenders:

Prior to age 59 1/2: If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.

More than one Contract issued in the same calendar year:

If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We encourage you to consult with your tax adviser before making any Surrenders. Please see the "Federal Tax Considerations" section for more information.

                                   ANNUITY PAYOUTS

This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

     1.   When do you want Annuity Payouts to begin?
     2.   What Annuity Payout Option do you want to use?
     3.   How often do you want to receive Annuity Payouts?
     4.   What is the Assumed Investment Return?
     5.   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.   When do you want Annuity Payouts to begin?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the month of the Annuitant's 90th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.   Which Annuity Payout Option do you want to use?

Your Contract contains the Annuity Payout Options described below. We may make other Annuity Payout Options available.

Option 1: Life Annuity - We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

Option 2 - Life Annuity with 120, 180 or 240 Monthly Payments Certain - We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary or the Beneficiary may continue the Annuity Payouts.

Option 3- Joint and Last Survivor Life Annuity - We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
     -    Remain the same at 100%, or
     -    Decrease to 66.67%, or
     -    Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

Option 4 - Payments For a Designated Period - We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

Important Information:

     - You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected the Payments For a Designated Period Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.
     - For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option.
     - For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Annuity Payout Option 1 - Life Annuity.

3.   How often do you want the Payee to receive Annuity Payouts?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:
     -    monthly,
     -    quarterly,
     -    semi-annually, or
     -    annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.   What is the Assumed Investment Return?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity if you purchased Series V is 5%, Series III, and Series IV have a 4% Assumed Investment Return. The first Annuity Payout will be based on the Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5.   Do you want Annuity Payouts to be fixed or variable or a combination?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.

Fixed-Dollar Amount Annuity Payouts - Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

Variable-Dollar Amount Annuity Payouts - A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:
     -    the Annuity Payout Option chosen,
     -    the Annuitant's attained age and gender (if applicable),and,
     - the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table
     -    the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

Transfer of Annuity Units: Depending on which Series you purchased, you may be able to transfer dollar amounts of Annuity Units from one Sub-Account to another after the Annuity Calculation Date. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.
Please check your Contract to see if these transfers are available.


                             OTHER PROGRAMS AVAILABLE

InvestEase Program - InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

Automatic Income Program - The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

Asset Allocation Program - Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor - ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen.

You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

Asset Rebalancing - Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.


                                  OTHER INFORMATION

Assignment - Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

Contract Modification - The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

How Contracts Are Sold: Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of Hartfords Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.


                             YEAR 2000

IN GENERAL - The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

INTERNAL YEAR 2000 EFFORTS AND TIMETABLE - Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford is currently performing initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE - Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has substantially completed third party initiatives (1) and (2). Hartford is currently conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

YEAR 2000 COSTS - The after-tax costs of Hartford's Year 2000 program that were incurred prior to the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. For the year ended December 31, 1998 the after-tax costs were approximately $4 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

RISKS AND CONTINGENCY PLANS - If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

Hartford has substantially completed the development of certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. The contingency planning process involved identifying reasonably likely business disruption scenarios that, if they were to occur, could create significant problems in critical functions of Hartford. Hartford has developed plans to respond to such problems so that critical business functions may continue to operate with minimal disruption. Contingency planning also included assessing the dependency of business functions on critical third parties and their Year 2000 readiness. These plans will then be reviewed and tested on an integrated bases for the remainder of the year. Furthermore, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may be need to be modified as circumstances warrant.



                              Legal Matters and Experts

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance

Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


                                   More Information

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Individual Annuity Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone:     (800) 862-6668 (Contract Owners)
               (800) 862-7155 (Investment Consultants)


                              FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.   GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.


B.   TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

     -    certain annuities held by structured settlement companies,

     - certain annuities held by an employer with respect to a terminated qualified retirement plan and

     -    certain immediate annuities.

     A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

     If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

2. OTHER CONTRACT OWNERS (NATURAL PERSONS). A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

     The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

     a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

          i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

          ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

          iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

          iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

          v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

     b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE. Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

          i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

          ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

          iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

     c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS. Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

     d.   10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
          PAYMENTS.

          i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

          ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

               1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

               2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

               3. Distributions attributable to a recipient's becoming disabled.

               4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

               5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

     e.   SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A
          TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982. If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement
          Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982
          ("pre-8/14/82 investment") carried over from the prior Contract,
          (2) then from the portion of the "income on the contract"
          (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment,
          (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

     f.   REQUIRED DISTRIBUTIONS

          i.   Death of Contract Owner or Primary Annuitant

               Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

               1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

               2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

               3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

          ii.  Alternative Election to Satisfy Distribution Requirements

               If any portion of  the interest of a Contract Owner described in
               i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election must be made and payments must begin within a year of the death.

          iii. Spouse Beneficiary

               If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

     3. DIVERSIFICATION REQUIREMENTS. The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

     The Treasury Department's diversification regulations require, among other things, that:

     - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

     -    no more than 70% is represented by any two investments,

     -    no more than 80% is represented by any three investments and

     -    no more than 90% is represented by any four investments.

     In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

     A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

     We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT. In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

     The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

     In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

     The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

     Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.   FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

     1. NON-PERIODIC DISTRIBUTIONS. The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If there is no election to waive withholding, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

     2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR). The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E.   GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.   ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                                     Appendix I
                Series III of Putnam Capital Manager variable annuity

Series III of Putnam Capital Manager variable annuity was sold from May 1, 1990 through May 1, 1992. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

Contingent Deferred Sales Charges:


      Deferred Sales Charge (as a percentage of amounts Surrendered)
           First Year (1)                                                 7%
           Second Year                                                    6%
           Third Year                                                     5%
           Fourth Year                                                    4%
           Fifth Year                                                     3%
           Sixth Year                                                     2%
           Seventh Year                                                   1%
           Eighth Year                                                    0%


Death Benefit:
The death benefit payable is equal to the greater of:
- the Contract Value determined as of the day written proof of death is received; or
-    100% of the total Premium Payments made, reduced by any surrenders; or
- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

Death Benefit Remaining with the Company:
The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Annuity Options under this Series are:

OPTION 1: LIFE ANNUITY - We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN - We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.


OPTION 3- JOINT AND LAST SURVIVOR LIFE ANNUITY - We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
     -    Remain the same at 100%, or
     -    Decrease to 66.67%, or
     -    Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

                                 Appendix II
           Series IV of Putnam Capital Manager variable annuity

Series IV of Putnam Capital Manager variable annuity was sold from May 1, 1992 through June 22, 1994. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:


Contingent Deferred Sales Charges:
           First Year (1)                                                 7%
           Second Year                                                    6%
           Third Year                                                     5%
           Fourth Year                                                    4%
           Fifth Year                                                     3%
           Sixth Year                                                     2%
           Seventh Year                                                   1%
           Eighth Year                                                    0%


Death Benefit:
The death benefit payable is equal to the greater of:
- the Contract Value determined as of the day written proof of death is received; or
-    100% of the total Premium Payments made, reduced by any surrenders; or
- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

Death Benefit Remaining with the Company:
The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.


The Annuity Options under this Series are:

OPTION 1: LIFE ANNUITY - We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN - We make monthly Annuity

Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

OPTION 3- JOINT AND LAST SURVIVOR LIFE ANNUITY - We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
     -    Remain the same at 100%, or
     -    Decrease to 66.67%, or
     -    Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

               APPENDIX III - INFORMATION REGARDING TAX-QUALIFIED PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS Eligible employers can establish certain tax-qualified pension and profit-sharing plans under
     section 401 of the Code.   Rules under section 401(k) of the Code govern
     certain "cash or deferred arrangements" under such plans.  Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

     Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

     -    after the participating employee attains age 59 1/2;

     -    upon separation from service;
     -    upon death or disability; or

     - in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

     Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3.   DEFERRED COMPENSATION PLANS UNDER SECTION 457   A governmental employer or
     a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

     Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

     All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

          -    attains age 70 1/2,

          -    separates from service,

          -    dies, or

          - suffers an unforeseeable financial emergency as defined in the Code.

     Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4.   INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

     TRADITIONAL IRAS. Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
     Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

     SIMPLE IRAS. Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

     ROTH IRAS. Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

     (a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

          -    Made on or after the date on which the employee reaches age 59
               1/2;

          - Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

          - Attributable to the employee's becoming disabled (as defined in the Code);

          - Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

          - Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

          - Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

     In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

          - Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

          - Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

          - A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

          If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

     (b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed. An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

               -    the calendar year in which the individual attains age 70
                    1/2; or

               - the calendar year in which the individual retires from service with the employer sponsoring the plan.

          The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

          The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

               - the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

               - over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

          Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

          If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

          If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

     (c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

          Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

          -    the non-taxable portion of the distribution;

          -    required minimum distributions; or

          -    direct transfer distributions.

          Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

     Certain states require withholding of state taxes when federal income tax is withheld.

                                  Table of Contents
                                          to
                         Statement of Additional Information




Section                                                                 Page
Description of Hartford Life and Annuity Insurance Company
Safekeeping of Assets
Independent Public Accountants
Distribution of Contracts
Calculation of Yield and Return
Performance Comparisons
Financial Statements

This form must be completed for all tax-sheltered annuities.


                       Section 403(b)(11) Acknowledgment Form


The Hartford Variable Annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

     a.   Attained age 59 1/2,
     b.   Separated from service,
     c.   Died, or
     d.   Become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford Variable Annuity. Please refer to your Plan.

Please complete the following and return to:

Hartford Life Insurance Company
Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

----------------------------------------


Name of Contract Owner/Participant
Address
City or Plan/School District
Date:
Contract No:
Signature:

                                 --------------------


To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company
     Attn:  Individual Annuity Services
     P.O. Box 5085
     Hartford, CT 06102-5085


Please send a Statement of Additional Information to me at the following address:



Name


Address


City/State          Zip Code


                                 --------------------

                                      PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Individual Annuity Operations, P.O. Box 5085, Hartford, CT 06102-5085.





Date of Prospectus:  October 1, 1999

Date of Statement of Additional Information:   October 1, 1999







33-60702

                                 TABLE OF CONTENTS


SECTION                                                                    PAGE
-------                                                                    ----

DESCRIPTION OF HARTFORD LIFE AND ANNUITY
   INSURANCE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . .   3

SAFEKEEPING OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   3

INDEPENDENT PUBLIC ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . .   3

DISTRIBUTION OF CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . .   4

CALCULATION OF YIELD AND RETURN . . . . . . . . . . . . . . . . . . . . .   4

PERFORMANCE COMPARISONS . . . . . . . . . . . . . . . . . . . . . . . . .   8

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . .

             DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                 HARTFORD'S RATINGS



--------------------------------------------------------------------------------
       Rating Agency            Effective    Rating        Basis of Rating
                             Date of Rating
--------------------------------------------------------------------------------
A.M. Best and Company, Inc.      1/1/99        A+     Financial performance
--------------------------------------------------------------------------------
Standard & Poor's                5/3/99         AA     Insurer financial strength
--------------------------------------------------------------------------------
Duff & Phelps                   12/21/98       AA+    Claims paying ability
--------------------------------------------------------------------------------


                               SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. These assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                           INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                              DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account, and will offer the Contracts on a continuous basis.

HSD is a wholly-owned subsidiary of Hartford Life Insurance Company. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.


HSD is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HDS underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account.
For the past three years, the aggregate dollar amount of underwriting commissions paid to and retained by HSD in its role as Principal Underwriter has been: 1998: $67,003,507, 1997: $97,513,541 and 1996: $154,325,791.


                           CALCULATION OF YIELD AND RETURN

YIELD OF THE PUTNAM MONEY MARKET SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                 365/7
     Effective Yield = [(Base Period Return + 1)      ] - 1

The Putnam Money Market Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.


--------------------------------------------------------------------------------
SUB-ACCOUNT                           YIELD                EFFECTIVE YIELD
--------------------------------------------------------------------------------
Putnam Money Market*                  3.16%                     3.21%
--------------------------------------------------------------------------------



* Yield and effective yield for the seven day period ending June 30, 1999.


The Putnam Diversified Income Fund, Putnam Global Asset Allocation Fund, Putnam Growth and Income Fund, Putnam High Yield Fund, Putnam Utilities Growth and Income Fund, and Putnam Income Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Funds.


--------------------------------------------------------------------------------
SUB-ACCOUNT                                                     YIELD
--------------------------------------------------------------------------------
Putnam Growth and Income **                                     0.16%
--------------------------------------------------------------------------------
Putnam Global Asset Allocation **                               0.72%
--------------------------------------------------------------------------------
Putnam High Yield **                                            9.09%
--------------------------------------------------------------------------------
Putnam Utilities Growth and Income **                           1.45%
--------------------------------------------------------------------------------
Putnam Income **                                                4.53%
--------------------------------------------------------------------------------
Putnam Diversified Income **                                    6.03%
--------------------------------------------------------------------------------


**  Yield quotation based on a 30 day period ended December 31, 1998.



CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


At any time in the future, yields and total return may be higher or lower than past yieldsand there can be no assurance that any historical results will continue.

            STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDED JUNE 30, 1999

-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         INCEPTION       1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                      DATE
-------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth           5/1/95         29.19%           N/A              N/A             -0.94%
-------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income            9/15/93        -14.83%         2.29%             N/A              1.02%
-------------------------------------------------------------------------------------------------------------------
Putnam George Putnam                 5/1/98         -0.78%           N/A              N/A             -3.17%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation       2/1/88         -4.38%          11.64%            N/A              9.44%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                 5/1/90          4.63%          13.02%            N/A              10.80%
-------------------------------------------------------------------------------------------------------------------
Putnam Growth & Income               2/1/88          5.03%          18.19%            N/A              13.46%
-------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences               5/1/98         -9.62%           N/A              N/A             -10.73%
-------------------------------------------------------------------------------------------------------------------
Putnam High Yield                    2/1/88         -16.99%         4.27%             N/A               8.40%
-------------------------------------------------------------------------------------------------------------------
Putnam Income                        2/1/88         -9.20%          3.21%             N/A               4.10%
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth &        1/2/97         -1.67%           N/A              N/A              11.87%
Income
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth          1/2/97          0.29%           N/A              N/A              13.14%
-------------------------------------------------------------------------------------------------------------------
Putnam International New             1/2/97          7.67%           N/A              N/A               7.39%
Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam Investors                     5/1/98          9.76%           N/A              N/A              13.55%
-------------------------------------------------------------------------------------------------------------------
Putnam Money Market                  2/1/88         -6.05%          0.64%             N/A               0.36%
-------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities             5/2/94          6.80%          22.28%            N/A              19.64%
-------------------------------------------------------------------------------------------------------------------
Putnam New Value                     1/2/97          5.88%           N/A              N/A               9.24%
-------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth         5/1/98          5.44%           N/A              N/A               5.97%
-------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98          N/A            N/A              N/A              29.64%
-------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value               4/30/99          N/A            N/A              N/A               0.26%
-------------------------------------------------------------------------------------------------------------------
Putnam Utility Growth & Income       5/1/92          3.10%          14.48%            N/A              10.39%
-------------------------------------------------------------------------------------------------------------------
Putnam Vista                         1/2/97          4.18%           N/A              N/A              16.65%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager                       2/1/88         10.49%          22.32%            N/A              17.82%
-------------------------------------------------------------------------------------------------------------------

                      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDED JUNE 30, 1999
                                             WITH DEATH BENEFIT OPTION

-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         INCEPTION       1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                      DATE
-------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth           5/1/95         28.98%           N/A              N/A             -1.09%
-------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income            9/15/93        -14.97%         2.12%             N/A              0.85%
-------------------------------------------------------------------------------------------------------------------
Putnam George Putnam Fund            5/1/98         -0.95%           N/A              N/A             -3.36%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation       2/1/88         -4.55%          11.46%            N/A              9.26%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                 5/1/90          4.51%          12.84%            N/A             10.62%
-------------------------------------------------------------------------------------------------------------------
Putnam Growth & Income               2/1/88          4.83%          17.99%            N/A             13.27%
-------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences               5/1/98         -9.77%           N/A              N/A            -10.92%
-------------------------------------------------------------------------------------------------------------------
Putnam High Yield                    2/1/88         -17.13%         4.10%             N/A              8.23%
-------------------------------------------------------------------------------------------------------------------
Putnam Income                        2/1/88         -9.35%          3.04%             N/A              3.92%
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth &        1/2/97         -1.82%           N/A              N/A             11.71%
Income
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth          1/2/97          0.12%           N/A              N/A             12.95%
-------------------------------------------------------------------------------------------------------------------
Putnam International New             1/2/97          7.50%           N/A              N/A              7.22%
Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam Investors                     5/1/98          9.59%           N/A              N/A             13.33%
-------------------------------------------------------------------------------------------------------------------
Putnam Money Market                  2/1/88         -6.19%          0.46%             N/A              0.13%
-------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities             5/2/94          6.62%          22.09%            N/A             19.45%
-------------------------------------------------------------------------------------------------------------------
Putnam New Value                     1/2/97          5.72%           N/A              N/A              9.06%
-------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth         5/1/98          5.28%           N/A              N/A              5.77%
-------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98          N/A            N/A              N/A             29.46%
-------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value               4/30/99          N/A            N/A              N/A              0.24%
-------------------------------------------------------------------------------------------------------------------
Putnam Utility Growth & Income       5/1/92          2.86%          14.30%            N/A             10.19%
-------------------------------------------------------------------------------------------------------------------
Putnam Vista                         1/2/97          3.97%           N/A              N/A             16.44%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager                       2/1/88         10.30%          22.14%            N/A             17.64%
-------------------------------------------------------------------------------------------------------------------


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

   NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT FOR PERIOD
                                                ENDED JUNE 30, 1999

-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         INCEPTION       1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                      DATE
-------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth           5/1/95         38.69%           N/A              N/A              2.57%
-------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income            9/15/93        -5.33%          5.07%             N/A              3.81%
-------------------------------------------------------------------------------------------------------------------
The George Putnam Fund               5/1/98          8.72%           N/A              N/A              6.68%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation       2/1/88          5.12%          14.00%          10.96%            10.47%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                 5/1/90         14.13%          15.45%            N/A             11.30%
-------------------------------------------------------------------------------------------------------------------
Putnam Growth & Income               2/1/88         14.53%          20.29%          14.32%            15.15%
-------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences               5/1/98         -0.12%           N/A              N/A              0.30%
-------------------------------------------------------------------------------------------------------------------
Putnam High Yield                    2/1/88         -7.49%          6.92%            8.24%             8.17%
-------------------------------------------------------------------------------------------------------------------
Putnam Income                        2/1/88          0.30%          5.99%            6.55%             6.59%
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth &        1/2/97          7.83%           N/A              N/A             16.29%
Income
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth          1/2/97          9.79%           N/A              N/A             17.54%
-------------------------------------------------------------------------------------------------------------------
Putnam International New             1/2/97         17.17%           N/A              N/A             12.22%
Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam Investors                     5/1/98         19.26%           N/A              N/A             20.82%
-------------------------------------------------------------------------------------------------------------------
Putnam Money Market                  2/1/88          3.45%          3.66%            3.71%             3.99%
-------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities             5/2/94         16.30%          24.17%            N/A             21.79%
-------------------------------------------------------------------------------------------------------------------
Putnam New Value                     1/2/97         15.38%           N/A              N/A             13.78%
-------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth         5/1/98         14.94%           N/A              N/A             14.50%
-------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98          N/A            N/A              N/A             39.14%
-------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value               4/30/99          N/A            N/A              N/A              9.76%
-------------------------------------------------------------------------------------------------------------------
Putnam Utility Growth & Income       5/1/92         12.60%          16.77%            N/A             12.60%
-------------------------------------------------------------------------------------------------------------------
Putnam Vista                         1/2/97         13.68%           N/A              N/A             20.87%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager                       2/1/88         19.99%          24.27%          18.01%            17.50%
-------------------------------------------------------------------------------------------------------------------


   NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT FOR PERIOD
                                                ENDED JUNE 30, 1999
                                           WITH THE DEATH BENEFIT OPTION
-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         INCEPTION       1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                      DATE
-------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth           5/1/95         38.48%           N/A              N/A              2.41%
-------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income            9/15/93        -5.47%          4.91%             N/A              3.65%
-------------------------------------------------------------------------------------------------------------------
The George Putnam Fund               5/1/98          8.55%           N/A              N/A              6.52%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation       2/1/88          4.95%          13.83%          10.79%            10.30%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                 5/1/90         14.01%          15.28%            N/A             11.14%
-------------------------------------------------------------------------------------------------------------------
Putnam Growth & Income               2/1/88         14.33%          20.10%          14.14%            14.98%
-------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences               5/1/98         -0.27%           N/A              N/A              0.14%
-------------------------------------------------------------------------------------------------------------------
Putnam High Yield                    2/1/88         -7.63%          6.76%            8.07%             8.00%
-------------------------------------------------------------------------------------------------------------------
Putnam Income                        2/1/88          0.15%          5.83%            6.38%             6.42%
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth &        1/2/97          7.68%           N/A              N/A             16.14%
Income
-------------------------------------------------------------------------------------------------------------------
Putnam International Growth          1/2/97          9.62%           N/A              N/A             17.36%
-------------------------------------------------------------------------------------------------------------------
Putnam International New             1/2/97         17.00%           N/A              N/A             12.06%
Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam Investors                     5/1/98         19.09%           N/A              N/A             20.64%
-------------------------------------------------------------------------------------------------------------------
Putnam Money Market                  2/1/88          3.31%          3.49%            3.49%             3.78%
-------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities             5/2/94         16.12%          23.98%            N/A             21.61%
-------------------------------------------------------------------------------------------------------------------
Putnam New Value                     1/2/97         15.22%           N/A              N/A             13.62%
-------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth         5/1/98         14.78%           N/A              N/A             14.33%
-------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98          N/A            N/A              N/A             38.96%
-------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value               4/30/99          N/A            N/A              N/A              9.74%
-------------------------------------------------------------------------------------------------------------------
Putnam Utility Growth & Income       5/1/92         12.36%          16.60%            N/A             12.42%
-------------------------------------------------------------------------------------------------------------------
Putnam Vista                         1/2/97         13.47%           N/A              N/A             20.68%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager                       2/1/88         19.80%          24.10%          17.84%            17.33%
-------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Putnam Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Putnam Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which Putnam High Yield Fund customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. The performance figures the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which PCM High Yield Fund invests. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on

February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poors's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which Putnam High Yield customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.
The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees. Putnam Utilities Growth and Income Fund's telephone and electric utility stocks are generally held in the same proportion as the telephone and electric stocks in the S&P Utilities Index. However, there are some utility stocks held by the Fund that are not part of the Index.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Two and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                                            ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999



                                    SA-1  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                      Asia Pacific  Diversified   The             Global Asset  Global          Growth
                                       Growth        Income        George Putnam   Allocation    Growth          and Income
                                       Sub-Account   Sub-Account   Fund of Boston  Sub-Account   Sub-Account     Sub-Account
ASSETS                                                             Sub-Account
Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC GROWTH FUND
CLASS IA
 Shares 6,388,057
 Cost $66,631,023
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                        $53,212,517   $         --  $        --     $         --  $           --  $           --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 12,087
 Cost $96,019
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                            100,683             --           --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
CLASS IA
 Shares 28,261,627
 Cost $297,722,682
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --    296,464,466           --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 107,801
 Cost $1,112,875
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --      1,128,676           --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
CLASS IA
 Shares 6,225,164
 Cost $61,223,385
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --   63,994,682               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 180,343
 Cost $1,782,294
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --    1,853,926               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
CLASS IA
 Shares 26,622,033
 Cost $412,181,624
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --           --      504,487,535              --              --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 65,033
 Cost $1,127,359
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --           --        1,233,028              --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL GROWTH FUND
CLASS IA
 Shares 52,404,540
 Cost $788,976,723
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --           --              --    1,062,764,073              --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 33,238
 Cost $602,630
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --           --               --         674,077              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
CLASS IA
 Shares 163,058,940
 Cost $3,675,227,316
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --           --               --              --   4,691,205,714
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 234,290
 Cost $6,296,495
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --           --               --              --       6,735,843
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance
 Company                                        --             --      208,685           14,907              --          33,597
---------------------------------------------------------------------------------------------------------------------------------
Receivable from fund shares sold            18,448         69,660           --           85,714         144,954         459,285
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                            53,331,648    297,662,802   66,057,293      505,821,184   1,063,583,104   4,698,434,439
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance Company      17,857         69,906           --           86,015         145,390         461,290
---------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares purchased               --             --      208,708           11,377              --          35,147
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                           17,857         69,906      208,708           97,392         145,390         496,437
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)                 $53,313,791   $297,592,896  $65,848,585     $505,723,792  $1,063,437,714  $4,697,938,002
---------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-2  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                     Health        High Yield     International  International  International   Investors
                                      Sciences      Sub-Account    Growth         Growth         New             Sub-Account
                                      Sub-Account                  Sub-Account    and Income     Opportunities
ASSETS                                                                            Sub-Account    Sub-Account
Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
CLASS IA
 Shares 7,089,304
 Cost $70,110,307
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                       $77,556,988   $         --   $         --   $         --   $        --     $         --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 190,319
 Cost $1,920,565
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                         2,080,191             --             --             --            --               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
CLASS IA
 Shares 47,903,751
 Cost $591,093,786
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --    560,473,888             --             --            --               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 139,867
 Cost $1,629,910
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --      1,636,444             --             --            --               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND
CLASS IA
 Shares 12,722,293
 Cost $153,692,188
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --    172,005,403             --            --               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 77,197
 Cost $957,995
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --      1,042,938             --            --               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
CLASS IA
 Shares 14,827,216
 Cost $173,516,087
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --             --    181,485,123            --               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 60,689
 Cost $715,953
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --             --        742,829            --               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
CLASS IA
 Shares 6,959,903
 Cost $73,370,833
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --             --             --    79,969,286               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 6,194
 Cost $66,057
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --             --             --        71,104               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
CLASS IA
 Shares 11,392,509
 Cost $116,633,839
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --             --             --            --      132,722,732
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 213,684
 Cost $2,149,684
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --             --             --            --        2,487,279
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance
 Company                                  225,602          6,941        289,019            512            --          638,943
---------------------------------------------------------------------------------------------------------------------------------
Receivable from fund shares sold               --         58,888             --         83,387        35,170               --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                           79,862,781    562,176,161    173,337,360    182,311,851    80,075,560      135,848,954
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance
 Company                                       --         53,922             --         80,257        35,154               --
---------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares purchased         225,088          6,927        287,184             --            --          638,446
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         225,088         60,849        287,184         80,257        35,154          638,446
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)                $79,637,693   $562,115,312   $173,050,176   $182,231,594   $80,040,406     $135,210,508
---------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-3  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                     Money         New             New            OTC &             Research     U.S.Government
                                      Market        Opportunities   Value          Emerging Growth   Sub-Account  and High
                                      Sub-Account   Sub-Account     Sub-Account    Sub-Account                    Quality Bond
ASSETS                                                                                                            Sub-Account
Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
CLASS IA
 Shares 273,373,599
 Cost $273,373,599
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                       $273,373,599  $           --  $         --   $        --       $        --  $         --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 12,656,586
 Cost $12,656,586
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                         12,656,585              --            --            --                --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
CLASS IA
 Shares 59,816,632
 Cost $992,113,291
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --   1,558,821,427            --            --                --            --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 43,318
 Cost $936,589
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --       1,128,002            --            --                --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND
CLASS IA
 Shares 12,887,644
 Cost $143,502,659
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --   155,038,358            --                --            --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 18,657
 Cost $206,967
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --       224,252            --                --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
CLASS IA
 Shares 1,653,462
 Cost $14,748,695
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --            --    16,683,430                --            --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 48,916
 Cost $415,544
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --            --       493,560                --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
CLASS IA
 Shares 1,147,289
 Cost $12,355,706
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --            --            --        13,687,159            --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 18,821
 Cost $204,746
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --            --            --           224,341            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT U.S. GOVERNMENT AND HIGH
 QUALITY BOND FUND
CLASS IA
 Shares 25,420,057
 Cost $336,197,989
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --            --            --                --   349,017,376
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 137,993
 Cost $1,873,096
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --            --            --                --     1,894,644
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance
 Company                                        --           1,568            --        41,307           115,842       945,695
---------------------------------------------------------------------------------------------------------------------------------
Receivable from fund shares sold         2,035,322           6,807       167,595            20                --            79
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                           288,065,506   1,559,957,804   155,430,205    17,218,317        14,027,342   351,857,794
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance
 Company                                 2,035,119           5,286       167,457            73                --            62
---------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares purchased               --           1,545            --        41,516           115,821       946,239
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        2,035,119           6,831       167,457        41,589           115,821       946,301
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)                $286,030,387  $1,559,950,973  $155,262,748   $17,176,728       $13,911,521  $350,911,493
---------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-4  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                     Utilities       Vista          Voyager
                                      Growth          Sub-Account    Sub-Account
                                      and Income
ASSETS                                Sub-Account
Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
CLASS IA
 Shares 24,618,304
 Cost $320,807,135
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                       $447,806,941    $         --   $           --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 89,840
 Cost $1,562,625
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                          1,634,191              --               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
CLASS IA
 Shares 12,339,530
 Cost $146,197,300
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --     181,637,888               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 42,513
 Cost $522,139
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --         626,213               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
CLASS IA
 Shares 62,720,082
 Cost $1,876,228,270
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --    2,875,715,767
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 63,839
 Cost $2,526,164
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --        2,924,462
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance
 Company                                   277,116          11,311          431,404
---------------------------------------------------------------------------------------------------------------------------------
Receivable from fund shares sold                --          74,875               --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                           449,718,248     182,350,287    2,879,071,633
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance Company          --          74,909               --
---------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares purchased          284,203          11,403          426,808
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          284,203          86,312          426,808
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)                $449,434,045    $182,263,975   $2,878,644,825
---------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-5  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                        Units               Unit            Contract
                                                                         Owned by            Price           Liability
                                                                         Participants
---------------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
---------------------------------------------------------------------------------------------------------------------------------
  Asia Pacific Growth Fund Class IA                                         6,219,008        $ 8.552078      $ 53,185,441
---------------------------------------------------------------------------------------------------------------------------------
  Asia Pacific Growth Fund Class IB                                             9,503         10.544040           100,199
---------------------------------------------------------------------------------------------------------------------------------
  Diversified Income Fund Class IA                                         23,713,424         12.488636       296,148,326
---------------------------------------------------------------------------------------------------------------------------------
  Diversified Income Fund Class IB                                            119,009          9.483976         1,128,676
---------------------------------------------------------------------------------------------------------------------------------
  George Putnam Fund Class IA                                               6,246,649         10.242185        63,979,337
---------------------------------------------------------------------------------------------------------------------------------
  George Putnam Fund Class IB                                                 178,303         10.397822         1,853,967
---------------------------------------------------------------------------------------------------------------------------------
  Global Asset Allocation Class IA                                         16,653,005         30.255566       503,846,085
---------------------------------------------------------------------------------------------------------------------------------
  Global Asset Allocation Class IB                                            121,343         10.190632         1,236,558
---------------------------------------------------------------------------------------------------------------------------------
  Global Growth Fund Class IA                                              42,487,420         24.939571     1,059,618,022
---------------------------------------------------------------------------------------------------------------------------------
  Global Growth Fund Class IB                                                  64,555         10.425449           673,010
---------------------------------------------------------------------------------------------------------------------------------
  Growth and Income Fund Class IA                                         102,727,427         45.567032     4,680,983,975
---------------------------------------------------------------------------------------------------------------------------------
  Growth and Income Fund Class IB                                             644,858         10.443057         6,734,293
---------------------------------------------------------------------------------------------------------------------------------
  Health Sciences Fund Class IA                                             7,148,320         10.848771        77,550,485
---------------------------------------------------------------------------------------------------------------------------------
  Health Sciences Fund Class IB                                               192,842         10.784889         2,079,778
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Fund Class IA                                                 23,582,095         23.742124       559,889,015
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Fund Class IB                                                    183,968          8.895343         1,636,458
---------------------------------------------------------------------------------------------------------------------------------
  International Growth Fund Class IA                                       12,814,996         13.402515       171,753,170
---------------------------------------------------------------------------------------------------------------------------------
  International Growth Fund Class IB                                          109,559          9.510657         1,041,975
---------------------------------------------------------------------------------------------------------------------------------
  International Growth and Income Fund Class IA                            14,001,923         12.922223       180,935,970
---------------------------------------------------------------------------------------------------------------------------------
  International Growth and Income Fund Class IB                                78,056          9.523514           743,371
---------------------------------------------------------------------------------------------------------------------------------
  International New Opportunities Fund Class IA                             7,123,179         11.225771        79,963,182
---------------------------------------------------------------------------------------------------------------------------------
  International New Opportunities Fund Class IB                                 7,437          9.530122            70,874
---------------------------------------------------------------------------------------------------------------------------------
  Investors Fund Class IA                                                  11,569,190         11.431551       132,253,787
---------------------------------------------------------------------------------------------------------------------------------
  Investors Fund Class IB                                                     229,527         10.837505         2,487,495
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund Class IA                                              177,635,093          1.538127       273,225,333
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund Class IB                                               12,479,981          1.014151        12,656,585
---------------------------------------------------------------------------------------------------------------------------------
  New Opportunities Fund Class IA                                          62,748,813         24.804633     1,556,461,288
---------------------------------------------------------------------------------------------------------------------------------
  New Opportunities Fund Class IB                                             106,695         10.572464         1,128,025
---------------------------------------------------------------------------------------------------------------------------------
  New Value Fund Class IA                                                  12,726,607         12.151266       154,644,382
---------------------------------------------------------------------------------------------------------------------------------
  New Value Fund Class IB                                                      21,769         10.301448           224,249
---------------------------------------------------------------------------------------------------------------------------------
  OTC & Emerging Fund Class IA                                              1,671,708          9.979745        16,683,221
---------------------------------------------------------------------------------------------------------------------------------
  OTC & Emerging Fund Class IB                                                 48,025         10.276087           493,507
---------------------------------------------------------------------------------------------------------------------------------
  Research Fund Class IA                                                    1,095,266         12.496667        13,687,180
---------------------------------------------------------------------------------------------------------------------------------
  Research Fund Class IB                                                       17,975         12.480896           224,341
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Government and High Quality Bond Fund Class IA                      16,353,442         21.305270       348,414,599
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Government and High Quality Bond Fund Class IB                         184,000         10.297077         1,894,658
---------------------------------------------------------------------------------------------------------------------------------
  Utilities Growth and Income Fund Class IA                                19,597,995         22.825900       447,341,870
---------------------------------------------------------------------------------------------------------------------------------
  Utilities Growth and Income Fund Class IB                                   147,712         11.063684         1,634,241
---------------------------------------------------------------------------------------------------------------------------------
  Vista Fund Class IA                                                      12,672,159         14.316454       181,420,383
---------------------------------------------------------------------------------------------------------------------------------
  Vista Fund Class IB                                                          61,101         10.247290           626,121
---------------------------------------------------------------------------------------------------------------------------------
  Voyager Fund Class IA                                                    51,741,607         55.426380     2,867,849,956
---------------------------------------------------------------------------------------------------------------------------------
  Voyager Fund Class IB                                                       272,289         10.741598         2,924,820
---------------------------------------------------------------------------------------------------------------------------------
Sub-total                                                                                                  13,761,428,208
---------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-6  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                        Units               Unit            Contract
                                                                         Owned by            Price           Liability
                                                                         Participants
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Annuity contracts in the annuity period:
---------------------------------------------------------------------------------------------------------------------------------
  Asia Pacific Growth Fund Class IA                                             3,292        $ 8.552078      $        28,151
---------------------------------------------------------------------------------------------------------------------------------
  Diversified Income Fund Class IA                                             25,294         12.488636              315,894
---------------------------------------------------------------------------------------------------------------------------------
  George Putnam Fund Class IA                                                   1,492         10.242185               15,281
---------------------------------------------------------------------------------------------------------------------------------
  Global Asset Allocation Class IA                                             21,191         30.255566              641,149
---------------------------------------------------------------------------------------------------------------------------------
  Global Growth Fund Class IA                                                 126,172         24.939571            3,146,682
---------------------------------------------------------------------------------------------------------------------------------
  Growth and Income Fund Class IA                                             224,279         45.567032           10,219,734
---------------------------------------------------------------------------------------------------------------------------------
  Health Sciences Fund Class IA                                                   685         10.848771                7,430
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Fund Class IA                                                     24,844         23.742124              589,839
---------------------------------------------------------------------------------------------------------------------------------
  International Growth Fund Class IA                                           19,029         13.402515              255,031
---------------------------------------------------------------------------------------------------------------------------------
  International Growth and Income Fund Class IA                                42,737         12.922223              552,253
---------------------------------------------------------------------------------------------------------------------------------
  International New Opportunities Fund Class IA                                   566         11.225771                6,350
---------------------------------------------------------------------------------------------------------------------------------
  Investors Fund Class IA                                                      41,047         11.431551              469,226
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund Class IA                                                   96,526          1.538127              148,469
---------------------------------------------------------------------------------------------------------------------------------
  New Opportunities Fund Class IA                                              95,210         24.804633            2,361,660
---------------------------------------------------------------------------------------------------------------------------------
  New Value Fund Class IA                                                      32,434         12.151266              394,117
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Government and High Quality Bond Fund Class IA                          28,267         21.305270              602,236
---------------------------------------------------------------------------------------------------------------------------------
  Utilities Growth and Income Fund Class IA                                    20,062         22.825900              457,934
---------------------------------------------------------------------------------------------------------------------------------
  Vista Fund Class IA                                                          15,190         14.316454              217,471
---------------------------------------------------------------------------------------------------------------------------------
  Voyager Fund Class IA                                                       141,991         55.426380            7,870,049
---------------------------------------------------------------------------------------------------------------------------------
Sub-total:                                                                                                        28,298,956
---------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                                                                                                 $13,789,727,164
---------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-7  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                Asia Pacific  Diversified   The             Global Asset  Global        Growth        Health
December 31, 1998                 Growth        Income        George Putnam   Allocation    Growth        and Income    Science Fund
                                  Sub-Account   Sub-Account   Fund of Boston  Sub-Account   Sub-Account   Sub-Account   Sub-Account*
                                                              Sub-Account*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $ 2,790,742   $ 11,792,328    $  530,716    $ 10,393,787  $ 23,916,125  $ 68,860,353   $   68,282
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Mortality and expense
  undertakings                       (806,888)    (4,018,646)     (240,323)     (6,736,188)  (13,255,293)  (59,271,918)    (334,254)
------------------------------------------------------------------------------------------------------------------------------------
 Capital gains income                      --      5,008,700            --      44,644,942   119,580,624   449,520,386           --
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions         (2,643,384)       (10,560)          (77)     (1,101,556)   (2,048,000)   (2,692,306)     (40,455)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period                (4,019,185)   (21,217,526)    2,842,929       5,910,330   103,901,524    87,694,015    7,606,308
------------------------------------------------------------------------------------------------------------------------------------
 Net gain (loss) on investments    (6,662,569)   (21,228,086)    2,842,852       4,808,774   101,853,524    85,001,709    7,565,853
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS                  $(4,678,715)  $ (8,445,704)   $3,133,245     $53,111,315  $232,094,980  $544,110,530   $7,299,881
------------------------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-8  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended               High Yield    International  International  International  Investors     Money        New
December 31, 1998                Sub-Account   Growth         Growth         New            Sub-Account*  Market       Opportunities
                                               Sub-Account    and Income     Opportunities                Sub-Account  Sub-Account
                                                              Sub-Account    Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $ 45,592,119  $   580,162    $ 2,337,743    $   137,187    $   160,987   $11,677,659  $         --
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Mortality and expense
  undertakings                     (8,201,543)  (1,795,827)    (2,213,903)    (1,022,200)      (490,875)   (3,234,132)  (18,820,230)
------------------------------------------------------------------------------------------------------------------------------------
 Capital gains income               7,154,195           --      6,025,944             --             --            --    18,663,729
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions           (441,473)     925,343      1,131,061        643,101          9,797            --    (5,582,249)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period               (87,363,215)  16,747,707      4,828,897     10,000,358     16,426,490            --   284,218,314
------------------------------------------------------------------------------------------------------------------------------------
 Net gain (loss) on investments   (87,804,688)  17,673,050      5,959,958     10,643,459     16,436,287            --   278,636,065
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS                 $(43,259,917) $16,457,385    $12,109,742    $ 9,758,446    $16,106,399   $ 8,443,527  $278,479,564
------------------------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-9  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             New          OTC &            Research       U.S.Government  Utilities    Vista         Voyager
December 31, 1998              Value        Emerging Growth  Sub-Account**  and High        Growth       Sub-Account   Sub-Account
                               Sub-Account  Sub-Account*                    Quality Bond    and Income
                                                                            Sub-Account     Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                     $ 2,744,638    $    6,377      $   19,993      $13,027,436    $10,871,792  $        --  $  5,723,028
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Mortality and expense
  undertakings                  (1,965,660)      (69,884)        (24,098)      (3,919,589)    (5,415,814)  (1,899,386)  (34,285,802)
------------------------------------------------------------------------------------------------------------------------------------
 Capital gains income            2,710,447            --           1,054          339,070     18,737,853           --   139,641,873
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions         (77,945)       (5,586)            (25)            (333)       (18,444)    (244,730)   (6,215,151)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period              3,462,804     2,012,751       1,351,047        8,314,527     26,881,495   24,961,915   407,773,124
------------------------------------------------------------------------------------------------------------------------------------
 Net gain (loss) on investments  3,384,859     2,007,165       1,351,022        8,314,194     26,863,051   24,717,185   401,557,973
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS               $ 6,874,284    $1,943,658      $1,347,971      $17,761,111    $51,056,882  $22,817,799  $512,637,072
------------------------------------------------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-10  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended            Asia Pacific  Diversified   The             Global Asset  Global          Growth          Health
December 31, 1998             Growth        Income        George Putnam   Allocation    Growth          and Income      Sciences
                              Sub-Account   Sub-Account   Fund of Boston  Sub-Account   Sub-Account     Sub-Account     Sub-Account*
                                                          Sub-Account*
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                      $  1,983,854  $  7,773,682   $   290,393    $  3,657,599  $   10,660,832  $    9,588,435  $  (265,972)
------------------------------------------------------------------------------------------------------------------------------------
 Capital gains income                   --     5,008,700            --      44,644,942     119,580,624     449,520,386           --
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions      (2,643,384)      (10,560)          (77)     (1,101,556)     (2,048,000)     (2,692,306)     (40,455)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                        (4,019,185)  (21,217,526)    2,842,929       5,910,330     103,901,524      87,694,015    7,606,308
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations               (4,678,715)   (8,445,704)    3,133,245      53,111,315     232,094,980     544,110,530    7,299,881
------------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                       3,701,343    33,956,636    22,958,516      24,919,757      40,146,277     391,563,606   26,776,582
------------------------------------------------------------------------------------------------------------------------------------
 Net transfers                 (11,415,291)   17,449,089    40,402,664      (3,015,745)    (16,693,380)    178,476,225   46,345,740
------------------------------------------------------------------------------------------------------------------------------------
 Surrenders                     (2,634,973)  (15,560,109)     (660,976)    (20,755,078)    (42,527,743)   (203,033,706)    (791,265)
------------------------------------------------------------------------------------------------------------------------------------
 Net annuity transactions            7,452       108,092        15,136          38,867         780,680       3,076,200        6,755
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (10,341,469)   35,953,708    62,715,340       1,187,801     (18,294,166)    370,082,325   72,337,812
------------------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)
  in net assets                (15,020,184)   27,508,004    65,848,585      54,299,116     213,800,814     914,192,855   79,637,693
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of period            68,333,975   270,084,892            --     451,424,676     849,636,900   3,783,745,147           --
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                $ 53,313,791  $297,592,896   $65,848,585    $505,723,792  $1,063,437,714  $4,697,938,002  $79,637,693
------------------------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-11  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended          High Yield    International  International  International   Investors      Money         New
December 31, 1998           Sub-Account   Growth         Growth         New             Sub-Account*   Market        Opportunities
                                          Sub-Account    and Income     Opportunities                  Sub-Account   Sub-Account
                                                         Sub-Account    Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                    $ 37,390,576  $ (1,215,665)  $    123,840   $  (885,013)    $   (329,888)  $  8,443,527  $  (18,820,230)
------------------------------------------------------------------------------------------------------------------------------------
 Capital gains income          7,154,195            --      6,025,944            --               --             --      18,663,729
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions      (441,473)      925,343      1,131,061       643,101            9,797             --      (5,582,249)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                     (87,363,215)   16,747,707      4,828,897    10,000,358       16,426,490             --     284,218,314
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations            (43,259,917)   16,457,385     12,109,742     9,758,446       16,106,399      8,443,527     278,479,564
------------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                    72,624,888    33,867,169     28,578,698     8,986,296       36,748,793     69,440,184     100,408,112
------------------------------------------------------------------------------------------------------------------------------------
 Net transfers                12,770,669    46,801,653     30,062,010            22       83,171,689     84,802,844      18,404,946
------------------------------------------------------------------------------------------------------------------------------------
 Surrenders                  (33,136,210)   (3,887,820)    (5,364,128)   (2,835,620)      (1,228,854)   (57,809,657)    (50,246,741)
------------------------------------------------------------------------------------------------------------------------------------
 Net annuity transactions         51,619       185,497        110,000         5,654          412,481        105,102         103,931
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions      52,310,966    76,966,499     53,386,580     6,156,352      119,104,109     96,538,473      68,670,248
------------------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)
  in net assets                9,051,049    93,423,884     65,496,322    15,914,798      135,210,508    104,982,000     347,149,812
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of period         553,064,263    79,626,292    116,735,272    64,125,608               --    181,048,387   1,212,801,161
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD              $562,115,312  $173,050,176   $182,231,594   $80,040,406     $135,210,508   $286,030,387  $1,559,950,973
------------------------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-12  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended         New           OTC &            Research       U.S.Government  Utilities     Vista         Voyager
December 31, 1998          Value         Emerging Growth  Sub-Account**  and High        Growth        Sub-Account   Sub-Account
                           Sub-Account   Sub-Account*                    Quality Bond    and Income
                                                                         Sub-Account     Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                   $    778,978   $   (63,507)    $    (4,105)   $  9,107,847    $  5,455,978  $ (1,899,386) $  (28,562,774)
------------------------------------------------------------------------------------------------------------------------------------
 Capital gains income         2,710,447            --           1,054         339,070      18,737,853            --     139,641,873
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions      (77,945)       (5,586)            (25)           (333)        (18,444)     (244,730)     (6,215,151)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                      3,462,804     2,012,751       1,351,047       8,314,527      26,881,495    24,961,915     407,773,124
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations             6,874,284     1,943,658       1,347,971      17,761,111      51,056,882    22,817,799     512,637,072
------------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                   24,038,360     4,950,556       1,647,789      37,202,879      35,162,888    35,890,384     199,996,300
------------------------------------------------------------------------------------------------------------------------------------
 Net transfers               11,223,213    10,400,668      10,968,597      83,756,988      29,486,383    30,156,192      84,727,443
------------------------------------------------------------------------------------------------------------------------------------
 Surrenders                  (5,866,336)     (118,154)        (52,836)    (21,228,886)    (20,582,321)   (4,767,016)   (106,034,590)
------------------------------------------------------------------------------------------------------------------------------------
 Net annuity transactions        42,793            --             --          379,477         138,914       171,740       1,865,032
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions     29,438,030    15,233,070     12,563,550      100,110,458      44,205,864    61,451,300     180,554,185
------------------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)
  in net assets              36,312,314    17,176,728     13,911,521      117,871,569      95,262,746    84,269,099     693,191,257
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of period        118,950,434            --             --      233,039,924     354,171,299    97,994,876   2,185,453,568
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD             $155,262,748   $17,176,728    $13,911,521     $350,911,493    $449,434,045  $182,263,975  $2,878,644,825
------------------------------------------------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-13  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
For the Year Ended                Asia Pacific   Diversified    Global Asset   Global         Growth           High Yield
December 31, 1997                 Growth         Income         Allocation     Growth         and Income       Sub-Account
                                  Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $    459,948   $  9,555,318   $  6,371,232   $  6,003,571   $   11,159,629   $ 23,677,407
----------------------------------------------------------------------------------------------------------------------------
 Capital gains income                       --      2,048,961     20,499,937     18,664,210      135,341,577      3,515,165
----------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions             381,797          4,201         42,533        (70,313)         (14,039)        (4,814)
----------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period                (13,132,923)     2,897,636     36,929,311     66,628,239      464,399,235     30,275,390
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                  (12,291,178)    14,506,116     63,843,013     91,225,707      610,886,402     57,463,148
----------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                          15,296,904     55,905,675     53,215,802     94,655,178      653,735,175    119,907,763
----------------------------------------------------------------------------------------------------------------------------
 Net transfers                      (8,269,677)    (9,769,014)    23,676,122      8,639,167      243,532,477     11,079,099
----------------------------------------------------------------------------------------------------------------------------
 Surrenders                         (2,530,242)   (12,309,013)   (18,260,579)   (29,632,010)    (121,451,891)   (22,220,046)
----------------------------------------------------------------------------------------------------------------------------
 Net annuity transactions                8,025        146,954        145,121        886,113        3,412,370        452,320
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             4,505,010     33,974,602     58,776,466     74,548,448      779,228,131    109,219,136
----------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)
  in net assets                     (7,786,168)    48,480,718    122,619,479    165,774,155    1,390,114,533    166,682,284
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                76,120,143    221,604,174    328,805,196    683,862,745    2,393,630,614    386,381,979
----------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                    $ 68,333,975   $270,084,892   $451,424,675   $849,636,900   $3,783,745,147   $553,064,263
----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------
For the Year Ended                International   International
December 31, 1997                 Growth          Growth
                                  Sub-Account*    and Income
                                                  Sub-Account*
---------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $   647,298     $  3,014,762
---------------------------------------------------------------
 Capital gains income                      --               --
---------------------------------------------------------------
 Net realized gain (loss)
  on security transactions            112,426          254,024
---------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period                 1,650,451        3,167,015
---------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                   2,410,175        6,435,801
---------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                         42,465,632       60,593,915
---------------------------------------------------------------
 Net transfers                     35,605,842       50,937,686
---------------------------------------------------------------
 Surrenders                          (916,342)      (1,623,364)
---------------------------------------------------------------
 Net annuity transactions              60,985          391,234
---------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           77,216,117      110,299,471
---------------------------------------------------------------
 Total increase (decrease)
  in net assets                    79,626,292      116,735,272
---------------------------------------------------------------
NET ASSETS:
 Beginning of period                       --               --
---------------------------------------------------------------
 END OF PERIOD                    $79,626,292     $116,735,272
---------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-14  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                  International    Money          New              New            U.S. Government   Utilities
December 31, 1997                   New              Market         Opportunities    Value          and High          Growth
                                    Opportunities    Sub-Account    Sub-Account      Sub-Account*   Quality Bond      and Income
                                    Sub-Account*                                                    Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $  (428,750)     $   7,935,793  $  (14,288,485)  $   (930,950)   $ 10,317,213     $  6,148,884
-----------------------------------------------------------------------------------------------------------------------------------
 Capital gains income                        --                 --              --             --              --       14,052,925
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions               93,448                 --        (674,928)       (53,025)         92,811          316,145
-----------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period                  (3,396,856)                --     216,776,192      8,090,180       4,496,793       50,135,725
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                    (3,732,158)         7,935,793     201,812,779      7,106,205      14,906,817       70,653,679
-----------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                           35,294,318        159,829,719     173,232,758     55,890,696      30,608,860       30,748,249
-----------------------------------------------------------------------------------------------------------------------------------
 Net transfers                       33,818,005       (163,808,043)     23,002,452     58,041,788      (7,633,402)      (8,439,229)
-----------------------------------------------------------------------------------------------------------------------------------
 Surrenders                          (1,254,557)       (33,923,982)    (34,774,552)    (2,436,634)    (12,023,717)     (12,334,942)
-----------------------------------------------------------------------------------------------------------------------------------
 Net annuity transactions                    --            (59,424)        525,040        348,379          87,519          116,058
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             67,857,766        (37,961,730)    161,985,698    111,844,229      11,039,260       10,090,136
-----------------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)
  in net assets                      64,125,608        (30,025,937)    363,798,477    118,950,434      25,946,077       80,743,815
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                         --        211,074,324     849,002,685             --     207,093,847      273,427,484
-----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                      $64,125,608      $ 181,048,387  $1,212,801,162   $118,950,434    $233,039,924     $354,171,299
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------
For the Year Ended                  Vista           Voyager
December 31, 1997                   Sub-Account*    Sub-Account
-------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $  (718,048)    $  (22,244,283)
-------------------------------------------------------------------
 Capital gains income                        --         71,707,177
-------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions              (41,487)          (808,610)
-------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period                  10,582,747        357,032,488
-------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                     9,823,212        405,686,772
-------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                           48,980,888        288,568,056
-------------------------------------------------------------------
 Net transfers                       40,279,408         63,585,706
-------------------------------------------------------------------
 Surrenders                          (1,114,398)       (65,966,528)
-------------------------------------------------------------------
 Net annuity transactions                25,767          1,321,830
-------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             88,171,665        287,509,064
-------------------------------------------------------------------
 Total increase (decrease)
  in net assets                      97,994,877        693,195,836
-------------------------------------------------------------------
NET ASSETS:
 Beginning of period                         --      1,492,257,732
-------------------------------------------------------------------
 END OF PERIOD                      $97,994,877     $2,185,453,568
-------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-15  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
December 31, 1998

1.   ORGANIZATION:

Putnam Capital Manager Trust Separate Account Two (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.


                                    SA-16  PROSPECTUS

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

B) DEDUCTION OF ANNUAL MAINTENANCE FEES -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.






















                                    SA-17  PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         1998          1997
                                                      -----------   -----------
 Assets
   Bonds...........................................   $ 1,453,792   $ 1,501,311
   Common stocks...................................        40,650        64,408
   Mortgage loans..................................        59,548        85,103
   Policy loans....................................        47,212        36,533
   Cash and short-term investments.................       469,955       309,432
   Other invested assets...........................         2,188        20,942
                                                      -----------   -----------
     Total cash and invested assets................     2,073,345     2,017,729
   Investment income due and accrued...............        20,126        15,878
   Premium balances receivable.....................           333           389
   Receivables from affiliates.....................            --         1,269
   Other assets....................................        45,358        22,788
   Separate account assets.........................    32,876,278    23,208,728
                                                      -----------   -----------
     Total Assets..................................   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------
 Liabilities
   Aggregate reserves for future benefits..........   $   579,140   $   605,183
   Policy and contract claims......................         5,667         5,672
   Liability for premium and other deposit funds...     2,011,672     1,795,149
   Asset valuation reserve.........................        21,782        13,670
   Payable to affiliates...........................        19,271        20,972
   Other liabilities...............................      (974,882)     (754,393)
   Separate account liabilities....................    32,876,278    23,208,728
                                                      -----------   -----------
     Total liabilities.............................    34,538,928    24,894,981
                                                      -----------   -----------
 Capital and Surplus
   Common stock....................................         2,500         2,500
   Gross paid-in and contributed surplus...........       226,043       226,043
   Unassigned funds................................       247,969       143,257
                                                      -----------   -----------
     Total capital and surplus.....................       476,512       371,800
                                                      -----------   -----------
 Total liabilities, capital and surplus............   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-3
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Revenues
   Premiums and annuity considerations.............   $   469,343   $   296,645   $   250,244
   Annuity and other fund deposits.................     2,051,251     1,981,246     1,897,347
   Net investment income...........................       129,982       102,285        98,441
   Commissions and expense allowances on
    reinsurance ceded..............................       444,241       396,921       370,637
   Reserve adjustment on reinsurance ceded.........     3,185,590     3,672,076     3,864,395
   Other revenues..................................       458,190       288,632       161,906
                                                      -----------   -----------   -----------
     Total revenues................................     6,738,597     6,737,805     6,642,970
                                                      -----------   -----------   -----------
 Benefits and expenses
   Death and annuity benefits......................        43,390        66,176        60,194
   Disability and other benefit payments...........         6,114         7,316         6,555
   Surrenders......................................       739,663       454,417       270,165
   Commissions and other expenses..................       666,515       564,077       491,637
   Increase (Decrease) in aggregate reserves for
    future benefits................................       (26,043)       33,213        27,351
   Increase in liability for premium and other
    deposit funds..................................       216,523       640,006       207,156
   Net transfers to separate accounts..............     4,956,007     4,914,980     5,492,964
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,602,169     6,680,185     6,556,022
                                                      -----------   -----------   -----------
 Net gain from operations
   Before federal income tax (benefit) expense.....       136,428        57,620        86,948
   Federal income tax (benefit) expense............        35,887       (14,878)       19,360
                                                      -----------   -----------   -----------
 Net gain from operations..........................       100,541        72,498        67,588
   Net realized capital gains, after tax...........         2,085         1,544           407
                                                      -----------   -----------   -----------
 Net income........................................   $   102,626   $    74,042   $    67,995
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-4                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Common stock,
   Beginning and end of year.......................   $     2,500   $     2,500   $     2,500
                                                      -----------   -----------   -----------
 Gross paid-in and contributed surplus,
   Beginning and end of year.......................   $   226,043   $   226,043   $   226,043
                                                      -----------   -----------   -----------
 Unassigned funds
   Balance, beginning of year......................   $   143,257   $    74,570   $     9,791
   Net income......................................       102,626        74,042        67,995
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets.....         1,688         2,186        (5,171)
   Change in asset valuation reserve...............        (8,112)       (6,228)          568
   Change in non-admitted assets...................        (1,277)       (1,313)        1,387
   Credit on reinsurance ceded.....................         9,787            --            --
                                                      -----------   -----------   -----------
   Balance, end of year............................   $   247,969   $   143,257   $    74,570
                                                      -----------   -----------   -----------
 Capital and surplus,
   End of year.....................................   $   476,512   $   371,800   $   303,113
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-5
--------------------------------------------------------------------------------

                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Operations
   Premiums and annuity considerations.............   $ 2,520,655   $ 2,277,874   $ 2,147,627
   Investment income...............................       127,425       101,991       106,178
   Other income....................................     4,092,964     4,381,718     4,396,892
                                                      -----------   -----------   -----------
     Total income..................................     6,741,044     6,761,583     6,650,697
                                                      -----------   -----------   -----------
   Benefits paid...................................       790,051       529,733       338,998
   Federal income taxes (received) paid on
    operations.....................................        25,780       (14,499)       28,857
   Other expenses..................................     5,859,063     5,754,725     6,254,139
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,674,894     6,269,959     6,621,994
                                                      -----------   -----------   -----------
     Net cash from operations......................        66,150       491,624        28,703
                                                      -----------   -----------   -----------
 Proceeds from investments
   Bonds...........................................       633,926       614,413       871,019
   Common stocks...................................        34,010        11,481        72,100
   Mortgage loans..................................        85,275            --            --
   Other...........................................           127           152            10
                                                      -----------   -----------   -----------
     Net investment proceeds.......................       753,338       626,046       943,129
                                                      -----------   -----------   -----------
   Taxes paid on capital gains.....................            --            --           936
   Other cash provided.............................         1,269            --        41,998
                                                      -----------   -----------   -----------
     Total proceeds................................       820,757     1,117,670     1,012,894
                                                      -----------   -----------   -----------
 Cost of investments acquired
   Bonds...........................................       586,913       848,267       914,523
   Common stocks...................................         7,012        28,302        82,495
   Mortgage loans..................................        59,702        85,103            --
   Other...........................................         1,168        18,548           130
                                                      -----------   -----------   -----------
     Total investments acquired....................       654,795       980,220       997,148
                                                      -----------   -----------   -----------
 Other cash applied
   Other...........................................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total other cash applied......................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total applications............................       660,234       985,068     1,009,368
                                                      -----------   -----------   -----------
 Net change in cash and short-term investments.....       160,523       132,602         3,526
 Cash and short-term investments, beginning of
  year.............................................       309,432       176,830       173,304
                                                      -----------   -----------   -----------
 Cash and short-term investments, end of year......   $   469,955   $   309,432   $   176,830
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-6                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               (STATUTORY BASIS)
                               DECEMBER 31, 1998
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION

    Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Hartford Life and Annuity Insurance Company, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC"), the State of Connecticut Department of Insurance and the State of Wisconsin for the 1996 period, as applicable. Certain prior year amounts and balances have been reclassified to conform with current year presentation.

    Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

    Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-7
--------------------------------------------------------------------------------

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;
(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place, whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets; as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished; as well as reinsurance ceded that fails to meet GAAP risk transfer guidelines would result in deposit accounting for GAAP where as for statutory, reserves ceded and assumed would be reflected in the statutory basis statements of operations;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1998          1997          1996
                                     ------------  ------------  ------------
GAAP Net Income....................  $     74,525  $     58,050  $     41,202
Amortization and deferral of policy
 acquisition costs, net............      (331,882)     (345,657)     (341,571)
Change in unearned revenue
 reserve...........................        22,131         4,641        55,504
Deferred taxes.....................         2,476        47,092         2,090
Separate accounts..................       259,287       282,818       306,978
Asset impairments and
 write-downs.......................        17,250            --            --
Benefit reserve adjustment.........        32,759        24,666        (1,013)
Deposit accounting for Lyndon
 reinsurance (Note 3)..............        24,627            --            --
Other, net.........................         1,453         2,432         4,805
                                     ------------  ------------  ------------
Statutory Net Income...............  $    102,626  $     74,042  $     67,995
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------
GAAP Capital and Surplus...........  $    648,097  $    570,469  $    503,887
Deferred policy acquisition
 costs.............................    (1,615,653)   (1,283,771)     (938,114)
Unearned revenue reserve...........       156,920       134,789       130,148
Deferred taxes.....................        68,936        64,522        12,823
Separate accounts..................     1,183,642       924,355       640,101
Asset impairments and
 write-downs.......................        17,250            --            --
Unrealized gains on bonds..........       (26,119)      (21,451)       (7,978)
Benefit reserve adjustment.........        65,029        16,378         7,035
Asset valuation reserve............       (21,782)      (13,670)       (7,442)
Adjustment relating to Lyndon
 contribution (Note 3).............            --       (23,671)      (36,126)
Other, net.........................           192         3,850        (1,221)
                                     ------------  ------------  ------------
Statutory Capital and Surplus......  $    476,512  $    371,800  $    303,113
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------

    As more fully described in Note 3, Lyndon Insurance Company (Lyndon) was contributed to the Company on June 30, 1995. The GAAP net assets contributed exceeded the statutory basis net assets by $41,277 as of December 31, 1995, relating primarily to statutory reserves for future

F-8                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

benefits, GAAP deposit accounting receivables and deferred tax liabilities. In 1998, the majority of the former Lyndon's assumed business was recaptured by the unaffiliated direct writer.

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including interest rate and foreign currency swaps, caps, and floors are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. Derivatives must be designated at inception as a hedge measured for effectiveness both at inception and on an ongoing basis. The Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to net investment income. Should the swap be terminated the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the statutory basis statements of operations while the change in market value is recognized as an unrealized gain or loss. Foreign currency swaps are similar to interest rate swaps except there is an initial exchange of principal in two currencies and an agreement to re-exchange the currencies at a future date, at an agreed upon exchange rate.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Derivatives used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivatives which fail to meet risk management criteria subsequent to acquisition, are accounted for at fair market value with the impact reflected in the statutory basis statements of operations.

    Open forward commitment contracts are marked to market through surplus. Such contracts are accounted for at settlement by recording the purchase of specified securities at the previously committed price. Gains or losses resulting from termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the statutory basis statements of operations as a component of Net Realized Capital Gains, after tax.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased $8,112 and $6,228 in 1998 and 1997, respectively and decreased $(568) in 1996. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-9
--------------------------------------------------------------------------------

of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the mortgage loan or bond sold. The IMR balance as of December 31, 1998 and December 31, 1997 was $452 and $(193), respectively and is reflected in Other Liabilities and as a component of non-admitted assets in Unassigned Funds for each of the years then ended. For the years ended December 31, 1998, 1997 and 1996, amortization of IMR is included in Other Revenues and was $(207), $(85) and $(392), respectively. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

OTHER LIABILITIES

    The amount reflected in other liabilities includes a receivable from the separate accounts of $1,187 million and $923 million as of December 31, 1998 and 1997, respectively. The balances are classified in accordance with NAIC prescribed practices.
MORTGAGE LOANS

    Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools.
 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                      1998        1997       1996
                                   ----------  ----------  ---------
Interest income from bonds and
 short-term investments..........  $  123,370  $  100,475  $  89,940
Interest income from policy
 loans...........................       3,133       1,958      1,846
Interest and dividends from other
 investments.....................       4,482       1,005      7,864
                                   ----------  ----------  ---------
Gross investment income..........     130,985     103,438     99,650
Less: investment expenses........       1,003       1,153      1,209
                                   ----------  ----------  ---------
Net investment income............  $  129,982  $  102,285  $  98,441
                                   ----------  ----------  ---------
                                   ----------  ----------  ---------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                    1998       1997       1996
                                  ---------  ---------  ---------
Gross unrealized capital gains..  $   2,204  $     537  $     713
Gross unrealized capital
 losses.........................     (1,871)    (1,820)    (4,160)
                                  ---------  ---------  ---------
Net unrealized capital
 (losses)/gains.................        333     (1,283)    (3,447)
Balance, beginning of year......     (1,283)    (3,447)     1,724
                                  ---------  ---------  ---------
Change in net unrealized capital
 gains (losses) on Common
 stocks.........................  $   1,616  $   2,164  $  (5,171)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                   1998       1997        1996
                                ----------  ---------  ----------
Gross unrealized capital
 gains........................  $   10,905  $  23,357  $   11,821
Gross unrealized capital
 losses.......................        (833)    (1,906)     (3,842)
                                ----------  ---------  ----------
Net unrealized capital
 gains........................      10,072     21,451       7,979
Balance, beginning of year....      21,451      7,979      20,877
                                ----------  ---------  ----------
Change in net unrealized
 capital gains on bonds and
 short-term investments.......  $  (11,379) $  13,472  $  (12,898)
                                ----------  ---------  ----------
                                ----------  ---------  ----------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                        1998       1997       1996
                                      ---------  ---------  ---------
Bonds and short-term investments....  $   1,314  $    (120) $   2,756
Common stocks.......................      1,624         --         --
Real estate and other...............         (1)       114         --
                                      ---------  ---------  ---------
Realized capital (losses) gains.....      2,937         (6)     2,756
Capital gains (benefit) tax.........         --       (831)       936
                                      ---------  ---------  ---------
Net realized capital gains..........      2,937        825      1,820
Amounts transferred to IMR..........        852       (719)     1,413
                                      ---------  ---------  ---------
Net realized capital gains..........  $   2,085  $   1,544  $     407
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.

(F) CONCENTRATION OF CREDIT RISK

    The Company has invested in securities of a single issuer, Bankers Trust Corporation, in an amount greater than 10% of the Company's statutory capital and surplus. The statement value of this investment was $105,221 as of December 31, 1998. The NAIC ratings on these holdings were 1z and 2. Excluding this and U.S. government and government agency investments, the Company had no other significant concentrations of credit risk as of December 31, 1998.

F-10                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                         1998
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $    4,982   $    35       $  (2)     $    5,015
  -- Guaranteed and sponsored -- asset-backed....................      75,615        --          --          75,615
States, municipalities and political subdivisions................      10,402       415          --          10,817
International governments........................................       7,466       568          --           8,034
Public utilities.................................................      94,475     1,330         (39)         95,766
All other corporate..............................................     607,679     8,473        (792)        615,360
All other corporate -- asset-backed..............................     505,900        --          --         505,900
Short-term investments...........................................     343,783        --          --         343,783
Certificates of deposit..........................................     130,216        84          --         130,300
Parents, subsidiaries and affiliates.............................     117,057        --          --         117,057
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,897,575   $10,905       $(833)     $1,907,647
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $ 4,933      $  290      $   (50)     $ 5,173
    Common stock -- affiliated...................................    35,384       1,914       (1,821)      35,477
                                                                   ---------   ----------   ----------   ----------
    Total common stocks..........................................   $40,317      $2,204      $(1,871)     $40,650
                                                                   ---------   ----------   ----------   ----------
                                                                   ---------   ----------   ----------   ----------

                                                                                         1997
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $   11,114   $    55      $   (51)    $   11,118
  -- Guaranteed and sponsored -- asset-backed....................      55,506     1,056         (269)        56,293
States, municipalities and political subdivisions................      26,404       329           --         26,733
International governments........................................       7,609       500           --          8,109
Public utilities.................................................      73,024       754         (132)        73,646
All other corporate..............................................     517,715    14,110         (704)       531,121
All other corporate -- asset-backed..............................     630,069     5,005         (739)       634,335
Short-term investments...........................................     277,330        33           (8)       277,355
Certificates of deposit..........................................      93,770     1,515           (3)        95,282
Parents, subsidiaries and affiliates.............................      86,100        --           --         86,100
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,778,641   $23,357      $(1,906)    $1,800,092
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $30,307       $537       $    --      $30,844
    Common stock -- affiliated...................................    35,384         --        (1,820)      33,564
                                                                   ---------     -----      ----------   ----------
    Total common stocks..........................................   $65,691       $537       $(1,820)     $64,408
                                                                   ---------     -----      ----------   ----------
                                                                   ---------     -----      ----------   ----------

    The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on ILA's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                      AMORTIZED     ESTIMATED
             MATURITY                    COST       FAIR VALUE
-----------------------------------  ------------  ------------
One year or less...................  $    788,845  $    792,826
Over one year through five years...       689,025       692,811
Over five years through ten
 years.............................       308,661       310,357
Over ten years.....................       111,044       111,653
                                     ------------  ------------
Total..............................  $  1,897,575  $  1,907,647
                                     ------------  ------------
                                     ------------  ------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-11
--------------------------------------------------------------------------------

    Proceeds from sales and maturities of investments in bonds and short-term investments during 1998, 1997 and 1996 were $1,354,563, $1,435,820 and
$1,139,073, respectively, resulting in gross realized gains of $1,705, $964 and $3,675, respectively, and gross realized losses of $391, $1,084 and $919, respectively, before transfers to IMR.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                1998                        1997
                                     --------------------------  --------------------------
                                       CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     ------------  ------------  ------------  ------------
ASSETS
  Bonds and short-term
   investments.....................  $     1,898   $     1,908   $     1,779   $     1,800
  Common stocks....................           41            41            64            64
  Policy loans.....................           47            47            37            37
  Mortgage loans...................           60            60            85            85
  Other invested assets............            2             2            21            21
LIABILITIES
  Liabilities on investment
   contracts.......................  $     2,053   $     2,129   $     1,911   $     1,835

    The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values. The carrying amounts for policy loans approximates fair value. The fair value of mortgage loans was determined by discounting future expected cash flows using interest rates currently being offered for similar loans. The fair value of liabilities on investment contracts is determined by forecasting future cash flows and discounting the forecasted cash flows at current market interest rates.

 3. AGGREGATE RESERVES FOR FUTURE BENEFITS

    The Company's existing reserves consist of life, health, annuity and supplementary contracts. The Company cedes and assumes insurance to and from non-affiliated insurers in order to limit its maximum loss. Such transfers do not relieve the Company or the unaffiliated reinsured of their primary liabilities. The Company cedes to RGA Reinsurance Company and its affiliate Employers Reassurance Corporation, on a modified coinsurance basis, 80% of the variable annuity business written since 1994 and 100% of the variable life and variable universal life excess sales load refund obligation effective 1998. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

    A summary of reinsurance information as of and for the years ended December 31, follows:

1998                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    483,328  $     24,954  $    (38,939) $    469,343
Death, Annuity, Disability and
 Other Benefits....................  $     64,331  $      1,574  $    (16,401) $     49,504
Surrenders.........................  $    739,663  $         --  $         --  $    739,663
Aggregate Reserves for Future
 Benefits..........................  $    713,425  $         --  $   (134,285) $    579,140
Policy and Contract Claims.........  $      5,895  $         85  $       (313) $      5,667


1997                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    266,427  $     51,630  $    (21,412) $    296,645
Death, Annuity, Disability and
 Other Benefits....................  $     79,779  $        839  $     (7,126) $     73,492
Surrenders.........................  $    454,417  $         --  $         --  $    454,417
Aggregate Reserves for Future
 Benefits..........................  $    651,820  $         --  $    (46,637) $    605,183
Policy and Contract Claims.........  $      5,861  $        157  $       (346) $      5,672

1996                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    226,612  $     33,817  $    (10,185) $    250,244
Death, Annuity, Disability and
 Other Benefits....................  $     34,950  $     35,138  $     (3,339) $     66,749
Surrenders.........................  $    270,165  $         --  $         --  $    270,165

    In connection with the distribution described in Note 1, on June 30, 1995, the assets of Lyndon were contributed to the Company. The statutory basis assets in excess of statutory basis liabilities was approximately $112 million and was reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. In 1998, the majority of former Lyndon's assumed business was recaptured by the unaffiliated direct writer. A ceding commission of $25,622 and change in reserve of $26,404 for the year ended December 31, 1998, is reflected in Other Revenue and Increase/(Decrease) in Aggregate Reserves for Future Benefits in the statutory basis statements of operations, respectively.

F-12                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 (including general and separate account liabilities) are as follows:

                                                          % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:        AMOUNT        TOTAL
---------------------------------------  -------------  ---------
With market value adjustment...........  $       4,563       0.0%
At book value less current surrender
 charge of 5% or more..................      1,378,056       4.1%
At market value........................     31,087,511      93.8%
                                         -------------  ---------
Total with adjustment or at market
 value.................................     32,470,130      97.9%
At book value without adjustment
 (minimal or no charge or
 adjustment)...........................        665,159       2.0%
Not subject to discretionary
 withdrawal............................         19,739       0.1%
                                         -------------  ---------
Reinsurance ceded......................     33,155,028
    Total, net.........................  $  33,155,028
                                         -------------
                                         -------------

 4. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, rental and service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

 5. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated Federal income tax return. Federal income taxes (received) paid by the Company for operations and capital gains were $25,780, $(14,499) and $29,793 in 1998, 1997 and 1996, respectively. The effective tax rate was 26%, (26)% and 22% in 1998, 1997 and 1996, respectively.

    The Company is currently under audit by the Internal Revenue Service (IRS) for the three year tax period ending 1995. The audit is not yet complete. As of December 31, 1998, the Company does not currently expect any material adjustments to arise from this audit.

    The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                              1998       1997       1996
                                            ---------  ---------  ---------
Tax provision at U.S. Federal statutory
 rate.....................................  $      48  $      20  $      30
Tax deferred acquisition costs............         25         25         27
Statutory to tax reserve differences......          8          1         --
Unrealized gain on separate accounts......        (41)       (44)       (21)
Investments and other.....................         (4)       (17)       (17)
                                            ---------  ---------  ---------
Federal income tax (benefit) expense......  $      36  $     (15) $      19
                                            ---------  ---------  ---------
                                            ---------  ---------  ---------

 6.CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998, 1997 and 1996. The amount available for dividend in 1999 is $100,541.

 7. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in both 1997 and 1996.

    HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-13
--------------------------------------------------------------------------------

benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $32.9 billion and $23.2 billion as of December 31, 1998 and 1997, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $360 million, $252 million and $144 million in 1998, 1997 and 1996, respectively, and are recorded as a component of other revenues on the statutory basis statements of operations.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the statutory capital and surplus of the Company.

    As discussed in Note 5, issues may potentially be raised by the IRS in future audits of open years. Management does not believe that possible audit adjustments will have a material effect on the statutory capital and surplus of the Company.

    Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,043, $1,544 and $1,262 in 1998, 1997 and 1996, respectively. ILA incurred guaranteed fund expense of $548 in 1998, 1997 and 1996.

                                        PART C

                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)

          (3)  (b)  Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a)  Certificate of Incorporation of Hartford.(3)

          (6)  (b)  Bylaws of Hartford.(2)

          (7)  Not applicable.

          (8)  Not applicable.

          (9)  Opinion and Consent of Lynda Godkin, General Counsel.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.
_______________________
(1) Incorporated by reference to Post-Effective No. 4, to the Registration Statement File No. 33-60702, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 33-60702, dated May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 33-60702, filed on April 14, 1998.

Item 25.  Directors and Officers of the Depositor


------------------------------------------------------------------------------
NAME, AGE                      POSITION WITH HARTFORD
------------------------------------------------------------------------------
Wendell J. Bossen              Vice President
------------------------------------------------------------------------------
Gregory A. Boyko               Senior Vice President, Director*
------------------------------------------------------------------------------
Peter W. Cummins               Senior Vice President
------------------------------------------------------------------------------
Timothy M. Fitch               Vice President & Actuary
------------------------------------------------------------------------------
Mary Jane B. Fortin            Vice President & Chief Accounting Officer
------------------------------------------------------------------------------
David T. Foy                   Senior Vice President & Treasurer
------------------------------------------------------------------------------
Lynda Godkin                   Senior Vice President, General Counsel, and
                               Corporate Secretary, Director*
------------------------------------------------------------------------------
Lois W. Grady                  Senior Vice President
------------------------------------------------------------------------------
Stephen T. Joyce               Vice President
------------------------------------------------------------------------------
Michael D. Keeler              Vice President
------------------------------------------------------------------------------
Robert A. Kerzner              Senior Vice President
------------------------------------------------------------------------------
Thomas M. Marra                Executive Vice President, Director*
------------------------------------------------------------------------------
Steven L. Matthiesen           Vice President
------------------------------------------------------------------------------
Craig R. Raymond               Senior Vice President and Chief Actuary
------------------------------------------------------------------------------
Lowndes A. Smith               President and Chief Executive Officer, Director*
------------------------------------------------------------------------------
David M. Znamierowski          Senior Vice President, Director*
------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes election to Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of July 31, 1999, there  were 235,924 Contract Owners.


Item 28.  Indemnification

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat.
Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two
           (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two
           (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two
           (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two
           (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two
           (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust
           Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager
           Trust Separate Account Two

          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Alpine Life Insurance Company - Separate Account One
          Alpine Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company - Separate Account One
          Royal Life Insurance Company - Separate Account Two

     b)   Directors and Officers of HSD

          Name and Principal       Positions and Offices
           Business Address           With Underwriter
          ------------------       ----------------------
          Lowndes A. Smith              President and Chief Executive Officer,
                                        Director
          Thomas M. Marra               Executive Vice President, Director
          Lynda Godkin                  Senior Vice President, General Counsel
                                        and Corporate Secretary
          Peter W. Cummins              Senior Vice President
          David T. Foy                  Treasurer
          George R. Jay                 Controller

          Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                     SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 15th day of September, 1999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST
SEPARATE ACCOUNT TWO
(Registrant)

*By: Thomas M. Marra                            *By: /s/  Marianne O'Doherty
     --------------------------                      -------------------------
     Thomas M. Marra, Executive                      Marianne O'Doherty
     Vice President                                  Attorney-in-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

*By:  Thomas M. Marra
     --------------------------
      Thomas M. Marra, Executive
      Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President, Director*
Lynda Godkin, Senior Vice President, General Counsel and
     Corporate Secretary, Director*
Thomas M. Marra, Executive Vice              *By: /s/ Marianne O'Doherty
     President, Director*                             ------------------------
Lowndes A. Smith, President &                         Marianne O'Doherty
     Chief Operating Officer, Director*               Attorney-in-fact
David M. Znamierowski, Senior Vice
     President, Director*                    Dated:   September 15, 1999

                                   EXHIBIT INDEX



(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary

(10) Consent of Arthur Andersen LLP, Independent Public Accountants

(15) Copy of Power of Attorney

(16) Organizational Chart